UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)(dagger)	1.01%	7.78%	6.64%
Class T (incl. 4.00% sales charge)(dagger)	1.03%	7.74%	6.58%
Class B (incl. contingent deferred sales charge) A	-0.50%	7.57%	6.53%
Class C (incl. contingent deferred sales charge) B	3.43%	7.79%	6.19%

A Class B shares' contingent deferred sales charges included in the past one year, past five year and past ten year total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five year and past ten year total return figures are 1%, 0% and 0%, respectively.

(dagger) The current sales charge as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A, and 3.50% for Class T.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class T on December 31, 1997, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, who became sole Lead Manager of Fidelity® Advisor Strategic Income Fund on September 4, 2007

It was a year of contrasts in the bond markets. Robust global economic growth during the first half of the year ending December 31, 2007, boosted yields and pushed bond prices lower across the fund's four major bond categories. By midyear, however, concerns about a weaker U.S. economy, the subprime-mortgage-related "credit crunch" and the Federal Reserve Board's moves to reduce interest rates sparked a flight to higher-quality fixed-income securities. Against this volatile backdrop, the U.S. government debt market, as represented by the Lehman Brothers® U.S. Government Index, gained 8.66%. The Citigroup® Non-U.S. Group of 7 Index - a gauge of the debt performance of major economies outside the United States - rose 13.05%. Emerging-markets debt results were slightly more muted, as the J.P. Morgan Emerging Markets Bond Index Global rose 6.28%. U.S. high-yield bonds fared worst, with the market's diminishing appetite for risk causing prices to fall, as demonstrated by the anemic 2.53% increase of the Merrill Lynch® U.S. High Yield Master II Constrained Index.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 5.22%, 5.24%, 4.44% and 4.42%, respectively (excluding sales charges), compared with 6.52% for the Fidelity Strategic Income Composite Index. Each of the four debt categories had positive absolute returns, and a defensive strategy of underweighting the higher-risk areas of high-yield and emerging-markets debt helped relative results. However, during a highly volatile period in the bond markets, each of the individual subportfolios underperformed its respective benchmark due to sub-par security selection. In the case of the high-yield allocation, that underweighting helped, although the small portion of high-yield assets that was allocated to the Fidelity Floating Rate Central Fund - a group of assets that is better collateralized than high-yield assets but tends to fare less well when interest rates are falling - offset most of the positive effects of that underweighting. On average, the fund maintained more or less neutral weightings in both the U.S. government and developed-markets debt categories, although those weightings were increased as the period progressed in order to impart a greater quality bias to the fund's asset allocation strategy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,035.20	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.14
Class T
Actual	$ 1,000.00	$ 1,035.40	$ 5.03
HypotheticalA	$ 1,000.00	$ 1,020.27	$ 4.99
Class B
Actual	$ 1,000.00	$ 1,031.30	$ 8.86
HypotheticalA	$ 1,000.00	$ 1,016.48	$ 8.79
Class C
Actual	$ 1,000.00	$ 1,031.30	$ 9.01
Hypothetical A	$ 1,000.00	$ 1,016.33	$ 8.94
Institutional Class
Actual	$ 1,000.00	$ 1,036.20	$ 3.90
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.01%
Class T	.98%
Class B	1.73%
Class C	1.76%
Institutional Class	.76%

Annual Report

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Investment Changes

Top Five Holdings as of December 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.3	12.1
Fannie Mae	11.1	10.3
Freddie Mac	7.8	7.3
German Federal Republic	3.2	0.2
Japan Government	2.5	2.2
	40.9
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.1	9.3
Financials	6.4	7.2
Telecommunication Services	4.5	5.4
Information Technology	4.5	4.3
Energy	4.1	4.1
Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
U.S. Government and U.S. Government Agency Obligations 35.4%	U.S. Government and U.S. Government Agency Obligations 29.9%
AAA,AA,A 14.6%	AAA,AA,A 13.7%
BBB 5.3%	BBB 5.0%
BB 14.1%	BB 15.5%
B 17.6%	B 17.7%
CCC,CC,C 5.9%	CCC,CC,C 6.1%
Not Rated 1.6%	Not Rated 4.0%
Equities 0.4%	Equities 0.6%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 7.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of December 31, 2007*		As of June 30, 2007**
	Preferred Securities 0.8%		Preferred Securities 0.8%
	Corporate Bonds 29.5%		Corporate Bonds 30.6%
	U.S. Government and U.S. Government Agency Obligations 35.4%		U.S. Government and U.S. Government Agency Obligations 29.9%
	Foreign Government & Government Agency Obligations 18.9%		Foreign Government & Government Agency Obligations 18.9%
	Floating Rate Loans 8.7%		Floating Rate Loans 10.3%
	Stocks 0.4%		Stocks 0.6%
	Other Investments 1.2%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 7.5%
* Foreign investments	30.3%	** Foreign investments	28.5%
* Swaps	4.1%	** Swaps	1.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 29.2%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 450	$ 488
Nonconvertible Bonds - 29.2%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	2,596
Visteon Corp. 7% 3/10/14		4,185	3,139
			5,735
Automobiles - 0.3%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,350	1,945
General Motors Corp.:
7.125% 7/15/13		5,440	4,719
7.2% 1/15/11		5,440	5,005
8.375% 7/5/33	EUR	1,000	1,132
8.375% 7/15/33		9,880	7,978
			20,779
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	2,930
Hotels, Restaurants & Leisure - 1.0%
Cap Cana SA 9.625% 11/3/13 (g)		1,800	1,737
Carrols Corp. 9% 1/15/13		4,095	3,716
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	3,478
8% 11/15/13		920	917
Mandalay Resort Group:
6.375% 12/15/11		4,220	4,157
6.5% 7/31/09		1,995	1,995
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,040
6.625% 7/15/15		1,595	1,491
6.75% 9/1/12		1,310	1,277
6.75% 4/1/13		1,020	984
6.875% 4/1/16		1,935	1,819
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16		$ 1,965	$ 1,936
8.5% 9/15/10		435	450
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	2,012
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		9,175	6,927
Scientific Games Corp. 6.25% 12/15/12		660	637
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,494
Six Flags, Inc.:
8.875% 2/1/10		3,520	2,851
9.625% 6/1/14		1,095	816
9.75% 4/15/13		7,360	5,630
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,443
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	3,162
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,657
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,984
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	717
9% 1/15/12		575	460
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,430	1,409
			62,196
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,375	2,423
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	657
Media - 2.4%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,741
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,935	6,380
CanWest Media, Inc. 8% 9/15/12		860	813
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		15,983	13,026
11% 10/1/15		1,290	1,032
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,850	3,773
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.: - continued
10.25% 9/15/10		$ 2,720	$ 2,652
CSC Holdings, Inc.:
6.75% 4/15/12		3,075	2,967
7.625% 7/15/18		2,690	2,471
7.875% 2/15/18		4,864	4,481
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,677
6.625% 10/1/14		9,095	8,981
7% 10/1/13		3,800	3,895
7.125% 2/1/16		4,615	4,661
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,302
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	1,253
Lamar Media Corp. 6.625% 8/15/15 (g)		13,230	12,701
Liberty Media Corp.:
8.25% 2/1/30		5,895	5,657
8.5% 7/15/29		13,390	13,115
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	876
PanAmSat Corp.:
6.375% 1/15/08		490	490
9% 8/15/14		4,820	4,844
9% 6/15/16		2,240	2,251
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,362
10.375% 9/1/14 (g)		9,610	10,403
Sun Media Corp. Canada 7.625% 2/15/13		635	627
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		3,000	2,535
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		21,420	20,563
Videotron Ltee 6.875% 1/15/14		550	535
			142,067
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,099	4,666
Specialty Retail - 0.5%
AutoNation, Inc. 7.2425% 4/15/13 (j)		1,000	938
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		$ 6,135	$ 4,923
Claire's Stores, Inc.:
9.25% 6/1/15 (g)		4,445	3,078
9.625% 6/1/15 pay-in-kind (g)		8,585	5,494
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	249
10% 11/1/14		4,990	4,790
11.375% 11/1/16		12,060	11,216
			30,688
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	7,309
9.75% 1/15/15		3,880	3,870
			11,179
TOTAL CONSUMER DISCRETIONARY			283,320
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	150
16% 3/27/12 (g)		1,527	1,526
			1,676
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		2,870	2,361
9.5% 6/15/17		4,310	3,567
			5,928
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		1,685	1,769
Gruma SA de CV 7.75%		6,460	6,331
Hines Nurseries, Inc. 10.25% 10/1/11		370	280
Michael Foods, Inc. 8% 11/15/13		420	416
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	855
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		$ 3,250	$ 3,023
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	2,719
			15,393
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		260	226
Procter & Gamble Co. 4.875% 10/24/11	EUR	1,350	1,970
			2,196
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	461
Tobacco - 0.0%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	2,035
TOTAL CONSUMER STAPLES			27,689
ENERGY - 3.3%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,002
Complete Production Services, Inc. 8% 12/15/16		2,530	2,441
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	4,039
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,020	1,076
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		1,290	1,595
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,479
			15,632
Oil, Gas & Consumable Fuels - 3.1%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	2,370
Atlas Pipeline Partners LP 8.125% 12/15/15		4,710	4,663
Berry Petroleum Co. 8.25% 11/1/16		2,930	2,989
Chaparral Energy, Inc.:
8.5% 12/1/15		2,530	2,271
8.875% 2/1/17 (g)		2,070	1,868
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,545
6.875% 11/15/20		7,280	6,989
7% 8/15/14		865	869
7.5% 6/15/14		850	867
7.625% 7/15/13		8,300	8,591
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Colorado Interstate Gas Co. 6.8% 11/15/15		$ 5,320	$ 5,599
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		4,560	4,555
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,710
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,388
ENI SpA 4.75% 11/14/17	EUR	5,700	7,989
EXCO Resources, Inc. 7.25% 1/15/11		570	549
Forest Oil Corp. 8% 12/15/11		480	499
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	900	1,707
6.605% 2/13/18	EUR	1,200	1,686
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,100
InterNorth, Inc. 9.625% 3/16/06 (c)		935	168
Mariner Energy, Inc. 8% 5/15/17		1,420	1,353
Massey Energy Co. 6.875% 12/15/13		6,330	5,982
OPTI Canada, Inc. 7.875% 12/15/14 (g)		5,250	5,139
Pan American Energy LLC 7.75% 2/9/12 (g)		4,240	4,176
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,753
7.875% 11/1/26		5,640	5,725
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,031
5.75% 3/1/18 (g)		1,835	1,829
6.625% 6/15/35		4,470	4,660
6.625% 6/15/35 (g)		1,320	1,378
Petrohawk Energy Corp. 9.125% 7/15/13		6,000	6,315
Petroleos de Venezuela SA:
5.25% 4/12/17		13,610	9,711
5.375% 4/12/27		14,640	8,930
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		6,378	6,394
8.22% 4/1/17 (g)		6,748	7,018
Range Resources Corp. 7.375% 7/15/13		2,190	2,234
Ship Finance International Ltd. 8.5% 12/15/13		7,015	7,120
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,505
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,220	1,177
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	568
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.5% 4/1/17		$ 7,600	$ 8,321
7.625% 4/1/37		1,035	1,148
8.375% 6/15/32		1,155	1,338
TNK-BP Finance SA 6.875% 7/18/11 (g)		4,425	4,375
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	347
8.875% 7/15/12		1,455	1,655
Venoco, Inc. 8.75% 12/15/11		1,470	1,455
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	4,982
YPF SA 10% 11/2/28		4,335	4,834
			185,425
TOTAL ENERGY			201,057
FINANCIALS - 5.8%
Capital Markets - 0.2%
Lehman Brothers Holdings, Inc. 5.375% 10/17/12	EUR	1,800	2,500
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	800	1,065
Morgan Stanley 4.953% 7/20/12 (j)	EUR	2,880	3,992
Nuveen Investments, Inc. 10.5% 11/15/15 (g)		5,620	5,564
			13,121
Commercial Banks - 1.5%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,250	2,409
Banca Popolare di Bergamo 8.364% (j)	EUR	1,000	1,553
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,300	1,800
Bancaja Emisiones SA 4.625% (j)	EUR	1,725	1,922
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	7,418	2,499
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,150	1,577
Caja Madrid SA 4.929% 10/17/16 (j)	EUR	1,500	2,135
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,915	1,932
Credit Agricole SA 4.785% 9/30/08 (j)	EUR	1,000	1,459
Development Bank of Philippines 8.375% (j)		5,155	5,361
DnB NOR Bank ASA 4.9314% 8/11/09 (j)	CAD	1,500	1,514
Eksportfinans AS 4.375% 9/20/10	EUR	3,900	5,663
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		$ 2,185	$ 2,212
Export-Import Bank of India 1.5081% 6/7/12 (j)	JPY	320,000	2,858
HBOS Treasury Services PLC 5.0171% 1/19/10 (j)	CAD	1,500	1,513
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	1,500	2,926
JPMorgan Chase Bank 4.375% 11/30/21 (j)	EUR	1,500	1,896
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,278
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		3,260	3,252
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,090	7,445
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		300	315
Natixis SA 4.876% 1/26/17 (j)	EUR	1,100	1,520
Rabobank Nederland 4.125% 4/4/12	EUR	10,000	14,289
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,679
Santander Finance Preferred SA Unipersonal 7.005% (j)	GBP	800	1,553
Santander Issuances SA Unipersonal 5.75% 1/31/18 (j)	GBP	800	1,543
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	385	515
5.065% 3/28/18 (j)	EUR	1,250	1,738
Sumitomo Mitsui Banking Corp. 1.8738% (j)	JPY	100,000	901
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		4,111	4,157
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,830	1,899
			87,313
Consumer Finance - 0.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	1,367
Ford Credit Europe PLC 5.765% 9/30/09 (j)	EUR	1,500	1,948
Ford Motor Credit Co. LLC:
5.8% 1/12/09		485	460
7.375% 10/28/09		2,085	1,962
7.875% 6/15/10		2,770	2,556
9.875% 8/10/11		7,610	7,198
GE Capital European Funding 4.75% 9/28/12	EUR	2,050	2,949
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.875% 9/15/11		$ 5,190	$ 4,412
6.875% 8/28/12		6,460	5,413
HSBC Finance Corp. 4.875% 5/30/17	EUR	2,450	3,315
SLM Corp.:
5.098% 6/15/09 (j)	EUR	550	767
5.148% 12/15/10 (j)	EUR	1,100	1,512
Toyota Motor Credit Corp. 5.25% 12/10/10	GBP	4,350	8,627
			42,486
Diversified Financial Services - 2.1%
AB Svensk Exportkredit 4.5% 6/7/10	EUR	3,750	5,473
BA Covered Bond 4.125% 4/5/12	EUR	5,650	8,014
Banca Italease SpA 4.803% 2/2/10 (j)	EUR	3,000	4,145
Canada Housing Trust No.1 4.65% 9/15/09	CAD	16,600	16,869
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		4,520	4,339
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	1,626
Dexia Municipal Agency 4.5% 11/13/17	EUR	11,150	15,962
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		7,185	7,240
GE Capital UK Funding 5.875% 11/1/12	GBP	8,500	17,098
Getin Finance PLC 6.589% 5/13/09 (j)	EUR	650	909
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	1,915
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,690
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,987
Imperial Tobacco Finance 4.375% 11/22/13	EUR	900	1,204
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		1,990	1,846
10% 5/1/15 (g)		2,100	1,880
NCO Group, Inc. 11.875% 11/15/14		2,930	2,725
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		15,300	15,453
Pakistan International Sukuk Co. Ltd. 7.5703% 1/27/10 (j)		4,110	3,905
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	33,216	1,366
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	1,045
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. (Reg. S) 5.381% 6/27/12	EUR	1,400	$ 1,997
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,900	5,387
			125,075
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (j)	GBP	1,000	1,851
Eureko BV 5.125% (j)	EUR	1,500	2,019
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	1,200	1,561
Groupama SA 6.298% (j)	EUR	850	1,162
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (j)	EUR	1,800	2,411
Novae Group plc 8.375% 4/27/17 (j)	GBP	450	913
Old Mutual plc 4.5% 1/18/17 (j)	EUR	1,000	1,363
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	1,100
			12,380
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		3,400	3,188
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	6,109
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,397
			15,694
Real Estate Management & Development - 0.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,265	3,045
8.125% 6/1/12		2,590	2,512
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		5,580	4,743
Realogy Corp.:
10.5% 4/15/14 (g)		23,690	18,004
11% 4/15/14 pay-in-kind (g)		17,145	12,173
12.375% 4/15/15 (g)		2,075	1,349
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,647
			43,473
Thrifts & Mortgage Finance - 0.1%
Compagnie de Financement Foncier 4.625% 9/23/17	EUR	5,900	8,516
TOTAL FINANCIALS			348,058
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		$ 2,130	$ 2,157
Invacare Corp. 9.75% 2/15/15		1,530	1,549
			3,706
Health Care Providers & Services - 1.1%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		5,520	5,078
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,936
DaVita, Inc. 6.625% 3/15/13		530	525
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,038
HCA, Inc.:
9.125% 11/15/14		5,745	5,968
9.25% 11/15/16		10,235	10,747
9.625% 11/15/16 pay-in-kind		10,995	11,655
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,294
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,908
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	312
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,162
Tenet Healthcare Corp.:
9.25% 2/1/15		5,795	5,389
9.875% 7/1/14		5,330	5,090
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,274
Vanguard Health Holding Co. I 0% 10/1/15 (e)		585	433
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,390	7,113
			64,922
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,788
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,490
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,282
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,190	3,129
			5,901
TOTAL HEALTH CARE			76,317
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		$ 800	$ 676
Hexcel Corp. 6.75% 2/1/15		2,350	2,256
Orbimage Holdings, Inc. 14.88% 7/1/12 (j)		1,720	1,858
			4,790
Airlines - 0.3%
Continental Airlines, Inc. 6.903% 4/19/22		820	726
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	738
10% 8/15/08 (a)		1,255	56
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (g)		10,185	10,264
8.021% 8/10/22 (g)		5,155	5,039
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	57
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	34
8.875% 6/1/06 (a)		1,355	41
Northwest Airlines, Inc. pass thru trust certificates:
7.027% 11/1/19		2,295	2,203
8.028% 11/1/17		1,080	1,048
			20,206
Building Products - 0.1%
Compagnie de St. Gobain 5.004% 4/11/12 (j)	EUR	1,250	1,762
NTK Holdings, Inc. 0% 3/1/14 (e)		6,210	3,695
			5,457
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	154
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,097
Allied Waste North America, Inc.:
6.5% 11/15/10		830	826
7.125% 5/15/16		5,645	5,603
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,838
9.25% 5/1/21		680	683
FTI Consulting, Inc.:
7.625% 6/15/13		720	734
7.75% 10/1/16		1,390	1,449
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mac-Gray Corp. 7.625% 8/15/15		$ 680	$ 673
West Corp. 9.5% 10/15/14		8,620	8,469
			23,526
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,253
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,250	1,748
			3,001
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	978
General Cable Corp. 7.125% 4/1/17		680	668
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	880
			2,526
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,500	3,339
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (j)	GBP	1,075	2,006
			5,345
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,183
Cummins, Inc. 7.125% 3/1/28		2,250	2,323
Invensys PLC 9.875% 3/15/11 (g)		56	59
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		800	768
9.5% 8/1/14		6,075	6,014
11.75% 8/1/16		5,160	5,121
			15,468
Marine - 0.2%
CMA CGM SA (Reg. S) 5.5% 5/16/12	EUR	875	1,157
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	4,583
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,705
US Shipping Partners LP 13% 8/15/14		3,185	3,121
			10,566
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		1,670	1,660
7.625% 12/1/13		1,700	1,658
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern Railway Co.:
7.5% 6/15/09		$ 3,165	$ 3,165
9.5% 10/1/08		1,350	1,380
TFM SA de CV 9.375% 5/1/12		6,450	6,740
			14,603
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	800	1,156
6.5% 2/27/19	GBP	600	1,148
Penhall International Corp. 12% 8/1/14 (g)		1,515	1,386
VWR Funding, Inc. 10.25% 7/15/15 (g)		7,550	7,173
			10,863
TOTAL INDUSTRIALS			116,351
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.6%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	6,337
Lucent Technologies, Inc.:
6.45% 3/15/29		17,840	14,629
6.5% 1/15/28		6,810	5,584
Nortel Networks Corp.:
9.4925% 7/15/11 (g)(j)		3,760	3,647
10.125% 7/15/13 (g)		3,730	3,879
10.75% 7/15/16 (g)		3,760	3,948
			38,024
Electronic Equipment & Instruments - 0.2%
NXP BV 9.5% 10/15/15		5,150	4,712
Texas Competitive Electric Holdings Co. LLC Series A 10.25% 11/1/15 (g)		9,085	8,994
			13,706
IT Services - 0.8%
Ceridian Corp.:
11.25% 11/15/15 (g)		5,030	4,672
12.25% 11/15/15 pay-in-kind (g)		6,750	6,303
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.:
6.625% 1/1/16		$ 10,955	$ 10,435
7.75% 1/15/15		4,830	4,878
8.25% 7/1/11		535	532
8.625% 4/1/13		2,900	2,936
8.75% 7/15/18		5,160	5,431
SunGard Data Systems, Inc.:
9.125% 8/15/13		5,280	5,359
10.25% 8/15/15		3,620	3,715
			44,261
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		4,585	4,562
Xerox Corp.:
6.4% 3/15/16		8,000	8,159
7.625% 6/15/13		12,010	12,611
			25,332
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. 9.25% 6/1/16		8,085	8,125
ASML Holding NV 5.75% 6/13/17	EUR	2,000	2,597
Avago Technologies Finance Ltd.:
10.6238% 6/1/13 (j)		902	916
11.875% 12/1/15		8,045	8,588
Freescale Semiconductor, Inc.:
8.875% 12/15/14		12,640	11,281
9.125% 12/15/14 pay-in-kind		34,460	29,377
10.125% 12/15/16		9,275	7,629
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.2406% 12/15/11 (j)		735	639
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,617
Viasystems, Inc. 10.5% 1/15/11		4,065	4,085
			74,854
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	792
TOTAL INFORMATION TECHNOLOGY			196,969
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 2.6%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		$ 3,940	$ 4,019
Bayer AG:
4.867% 4/10/10 (j)	EUR	1,250	1,811
5.625% 5/23/18	GBP	750	1,435
Huntsman LLC 11.625% 10/15/10		466	494
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	6,186
MacDermid, Inc. 9.5% 4/15/17 (g)		500	465
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		4,390	4,039
10.125% 12/1/14 pay-in-kind (g)		9,200	8,372
11.5% 12/1/16 (g)		5,920	5,091
SABIC Europe BV 4.5% 11/28/13	EUR	1,250	1,711
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,600	1,624
			35,247
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,450	1,965
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	602
BWAY Corp. 10% 10/15/10		1,175	1,163
Constar International, Inc. 11% 12/1/12		2,530	1,898
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	330
7.5% 12/15/96		3,685	2,948
8% 4/15/23		2,980	2,861
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	886
8.25% 5/15/13		3,390	3,441
8.875% 2/15/09		1,029	1,033
Tekni-Plex, Inc. 10.875% 8/15/12		980	1,068
Vitro SAB de CV:
8.625% 2/1/12		9,060	8,562
9.125% 2/1/17		2,210	2,033
			26,825
Metals & Mining - 1.5%
Aleris International, Inc. 9% 12/15/14		2,790	2,330
CAP SA 7.375% 9/15/36 (g)		1,730	1,644
Compass Minerals International, Inc. 0% 6/1/13 (e)		2,260	2,305
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		$ 3,915	$ 3,867
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,544
Evraz Group SA (Reg. S) 8.25% 11/10/15		3,675	3,652
Evraz Securities SA 10.875% 8/3/09		6,900	7,254
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	4,181
10.625% 9/1/16 (g)		3,480	4,002
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,295
8.25% 4/1/15		4,070	4,314
8.375% 4/1/17		11,870	12,701
8.3944% 4/1/15 (j)		7,310	7,401
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,405
Gerdau SA 8.875% (g)		2,590	2,681
GTL Trade Finance, Inc. 7.25% 10/20/17 (g)		2,000	2,000
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,708
Ispat Inland ULC 9.75% 4/1/14		932	1,012
PNA Intermediate Holding Corp. 11.8688% 2/15/13 pay-in-kind (g)(j)		1,680	1,512
RathGibson, Inc. 11.25% 2/15/14		5,905	5,846
Ryerson Tull, Inc. 12.6188% 11/1/14 (g)(j)		410	396
			90,050
Paper & Forest Products - 0.0%
Glatfelter 7.125% 5/1/16		550	545
NewPage Corp. 11.1613% 5/1/12 (j)		1,770	1,823
			2,368
TOTAL MATERIALS			156,455
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.6%
Citizens Communications Co.:
7.875% 1/15/27		3,700	3,506
9% 8/15/31		8,370	8,328
Deutsche Telekom International Finance BV 6.625% 7/11/11 (j)	EUR	750	1,138
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16		$ 1,116	$ 1,150
7.995% 6/1/36		8,910	9,390
France Telecom SA 4.375% 2/21/12	EUR	550	776
Indosat Finance Co. BV 7.75% 11/5/10		2,215	2,215
Intelsat Ltd.:
9.25% 6/15/16		2,240	2,248
11.25% 6/15/16		9,865	10,075
Koninklijke KPN NV 5% 11/13/12	EUR	1,700	2,417
Level 3 Financing, Inc.:
8.75% 2/15/17		8,590	7,409
12.25% 3/15/13		9,580	9,664
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,547
NTL Cable PLC:
8.75% 4/15/14		6,865	6,762
9.125% 8/15/16		3,065	3,027
Qwest Capital Funding, Inc.:
7.625% 8/3/21		370	333
7.75% 2/15/31		370	329
Qwest Corp.:
7.5% 10/1/14		760	770
7.875% 9/1/11		2,980	3,073
8.2406% 6/15/13 (j)		9,470	9,659
8.875% 3/15/12		24,535	26,252
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	2,852	537
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		285	241
6.875% 7/15/28		1,855	1,567
U.S. West Communications:
6.875% 9/15/33		27,138	25,035
7.125% 11/15/43		220	202
7.2% 11/10/26		875	814
7.25% 9/15/25		1,780	1,700
7.25% 10/15/35		5,830	5,480
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.5% 6/15/23		$ 1,880	$ 1,800
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	8,047
			159,491
Wireless Telecommunication Services - 1.1%
American Tower Corp. 7.125% 10/15/12		10,745	11,121
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,296
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	5,944
Digicel Group Ltd. 9.25% 9/1/12 (g)		1,880	1,922
MetroPCS Wireless, Inc. 9.25% 11/1/14		5,800	5,467
Millicom International Cellular SA 10% 12/1/13		11,820	12,618
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		3,735	3,852
9.75% 1/30/08 (Reg. S)		2,990	2,996
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		3,765	3,313
Telecom Personal SA 9.25% 12/22/10 (g)		10,245	10,386
			64,915
TOTAL TELECOMMUNICATION SERVICES			224,406
UTILITIES - 2.1%
Electric Utilities - 1.1%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	1,000	1,376
AES Gener SA 7.5% 3/25/14		3,410	3,572
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,499
Edison Mission Energy:
7.5% 6/15/13		8,960	9,094
7.75% 6/15/16		4,965	5,114
Energy Future Holdings:
10.875% 11/1/17 (g)		14,905	15,017
11.25% 11/1/17 pay-in-kind (g)		7,780	7,838
Intergen NV 9% 6/30/17 (g)		7,670	8,054
National Power Corp. 6.875% 11/2/16 (g)		4,685	4,755
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Reliant Energy, Inc.:
7.625% 6/15/14		$ 4,630	$ 4,561
7.875% 6/15/17		3,680	3,625
			66,505
Gas Utilities - 0.5%
Intergas Finance BV (Reg. S) 6.375% 5/14/17		8,690	7,799
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,626
8% 3/1/32		4,170	4,613
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		8,215	7,116
			27,154
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15 (g)		5,430	5,566
8% 10/15/17 (g)		13,560	13,933
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	469
6.4% 7/15/06 (c)		9,815	1,767
6.625% 11/15/05 (c)		2,200	396
6.725% 11/17/08 (c)(j)		684	123
6.75% 8/1/09 (c)		550	99
6.875% 10/15/07 (c)		1,330	239
6.95% 7/15/28 (c)		1,204	217
7.125% 5/15/07 (c)		235	42
7.375% 5/15/19 (c)		1,400	254
7.875% 6/15/03 (c)		235	42
9.125% 4/1/03 (c)		50	9
9.875% 6/5/03 (c)		4,720	850
NRG Energy, Inc.:
7.25% 2/1/14		655	639
7.375% 2/1/16		1,200	1,173
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,086	1,059
			26,877
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		1,615	2,027
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Utilicorp United, Inc. 9.95% 2/1/11 (j)		$ 39	$ 42
Veolia Environnement 6.125% 10/29/37	GBP	700	1,417
			3,486
TOTAL UTILITIES			124,022
TOTAL NONCONVERTIBLE BONDS			1,754,644
TOTAL CORPORATE BONDS (Cost $1,781,418)			1,755,132
U.S. Government and Government Agency Obligations - 20.8%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
5.125% 9/2/08		1,945	1,956
6.625% 9/15/09		62,115	65,192
Federal Home Loan Bank:
4.5% 10/14/08		5,975	5,988
5.8% 9/2/08		1,680	1,696
Freddie Mac:
3.625% 9/15/08		49,805	49,586
4.125% 11/30/09		100,950	101,970
4.75% 11/3/09		32,409	33,076
4.875% 2/17/09		2,851	2,881
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,111
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,375
4.974% 8/15/13		1,515	1,589
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		951	958
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			271,378
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 2.5% 7/15/16		38,794	41,404
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - 15.6%
U.S. Treasury Bonds:
6.125% 8/15/29		$ 105,150	$ 128,636
6.25% 8/15/23		61,500	73,632
stripped principal 0% 11/15/15		6,490	4,719
U.S. Treasury Notes:
3.125% 11/30/09 (h)		161,949	162,049
3.375% 11/30/12 (h)		267,036	266,091
4.25% 8/15/14		51,500	53,250
4.25% 11/15/17		26,000	26,453
4.5% 11/15/15		5,500	5,731
4.5% 5/15/17 (h)		66,135	68,540
4.625% 7/31/12		51,000	53,550
4.75% 5/31/12		12,000	12,665
4.75% 8/15/17		78,000	82,381
TOTAL U.S. TREASURY OBLIGATIONS			937,697
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,230,539)			1,250,479
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 8.4%
3.587% 9/1/33 (j)		713	714
3.718% 6/1/33 (j)		2,206	2,223
3.75% 4/1/34 (j)		1,999	1,987
3.782% 6/1/33 (j)		2,519	2,526
3.892% 5/1/33 (j)		816	819
3.901% 5/1/34 (j)		1,179	1,175
3.919% 9/1/33 (j)		2,167	2,178
3.936% 5/1/34 (j)		900	897
3.965% 8/1/33 (j)		978	983
3.967% 9/1/33 (j)		1,404	1,409
4% 9/1/13 to 5/1/20		4,731	4,588
4% 3/1/34 (j)		2,060	2,060
4% 4/1/34 (j)		2,199	2,193
4.026% 6/1/34 (j)		1,747	1,743
4.028% 3/1/34 (j)		4,150	4,146
4.053% 6/1/33 (j)		2,488	2,507
4.065% 3/1/35 (j)		3,174	3,172
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.116% 4/1/34 (j)		$ 2,687	$ 2,679
4.123% 5/1/34 (j)		2,166	2,163
4.159% 9/1/33 (j)		1,398	1,407
4.162% 8/1/33 (j)		1,051	1,055
4.186% 11/1/34 (j)		2,282	2,287
4.204% 6/1/34 (j)		1,943	1,940
4.288% 6/1/34 (j)		2,376	2,375
4.313% 1/1/35 (j)		1,894	1,895
4.344% 10/1/19 (j)		241	241
4.366% 11/1/35 (j)		6,369	6,386
4.405% 10/1/33 (j)		1,082	1,080
4.423% 8/1/34 (j)		4,912	4,911
4.445% 5/1/35 (j)		3,087	3,116
4.453% 11/1/33 (j)		267	268
4.457% 8/1/35 (j)		3,421	3,432
4.482% 1/1/35 (j)		1,203	1,204
4.49% 12/1/34 (j)		129	129
4.493% 3/1/35 (j)		5,850	5,856
4.5% 3/1/18 to 12/1/18		11,416	11,278
4.561% 8/1/34 (j)		4,137	4,158
4.569% 1/1/35 (j)		1,928	1,932
4.592% 2/1/36 (j)		3,071	3,082
4.599% 8/1/35 (j)		2,557	2,591
4.642% 1/1/35 (j)		1,233	1,237
4.645% 10/1/34 (j)		724	727
4.664% 6/1/35 (j)		888	896
4.675% 8/1/35 (j)		1,132	1,140
4.682% 9/1/34 (j)		3,102	3,118
4.69% 2/1/35 (j)		3,135	3,146
4.715% 2/1/35 (j)		1,479	1,485
4.727% 12/1/35 (j)		7,688	7,719
4.744% 3/1/35 (j)		1,216	1,221
4.75% 7/1/35 (j)		814	816
4.761% 1/1/35 (j)		1,040	1,042
4.773% 7/1/35 (j)		817	820
4.774% 12/1/35 (j)		807	812
4.792% 7/1/35 (j)		968	972
4.793% 6/1/35 (j)		1,434	1,439
4.795% 4/1/35 (j)		2,265	2,283
4.822% 12/1/34 (j)		2,341	2,352
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.825% 9/1/34 (j)		$ 1,005	$ 1,010
4.842% 9/1/34 (j)		2,109	2,118
4.843% 10/1/34 (j)		2,041	2,051
4.844% 11/1/35 (j)		1,809	1,821
4.852% 7/1/35 (j)		1,343	1,350
4.861% 7/1/34 (j)		1,019	1,024
4.87% 1/1/35 (j)		814	818
4.882% 10/1/35 (j)		271	273
4.883% 5/1/35 (j)		334	337
4.884% 11/1/35 (j)		2,010	2,027
4.91% 3/1/33 (j)		666	671
4.93% 8/1/34 (j)		2,030	2,043
4.944% 8/1/34 (j)		1,076	1,083
4.948% 2/1/35 (j)		1,230	1,238
4.95% 3/1/35 (j)		1,108	1,115
4.997% 2/1/34 (j)		1,695	1,708
5% 1/1/14 to 11/1/37 (i)		212,637	208,444
5.019% 5/1/35 (j)		2,678	2,701
5.023% 12/1/32 (j)		1,541	1,553
5.064% 10/1/35 (j)		1,387	1,399
5.081% 7/1/34 (j)		380	383
5.095% 5/1/35 (j)		348	353
5.103% 10/1/35 (j)		813	821
5.121% 8/1/34 (j)		1,345	1,358
5.132% 10/1/35 (j)		806	814
5.135% 8/1/36 (j)		5,372	5,410
5.161% 3/1/36 (j)		2,553	2,588
5.188% 7/1/35 (j)		3,117	3,153
5.249% 11/1/36 (j)		499	504
5.261% 4/1/36 (j)		1,052	1,074
5.262% 5/1/35 (j)		1,076	1,088
5.284% 7/1/35 (j)		5,803	5,865
5.299% 12/1/36 (j)		542	546
5.308% 3/1/36 (j)		6,968	7,073
5.334% 2/1/36 (j)		178	179
5.34% 1/1/36 (j)		2,500	2,522
5.363% 2/1/36 (j)		1,622	1,636
5.376% 3/1/37 (j)		7,856	7,952
5.393% 7/1/35 (j)		439	444
5.396% 2/1/37 (j)		2,836	2,868
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.398% 2/1/37 (j)		$ 592	$ 599
5.48% 6/1/47 (j)		499	505
5.482% 2/1/37 (j)		3,981	4,037
5.5% 5/1/11 to 4/1/19		24,611	25,065
5.52% 11/1/36 (j)		944	954
5.618% 2/1/36 (j)		722	733
5.645% 4/1/37 (j)		2,660	2,699
5.65% 4/1/36 (j)		2,657	2,704
5.66% 6/1/36 (j)		1,648	1,676
5.792% 3/1/36 (j)		5,458	5,554
5.797% 5/1/36 (j)		631	641
5.8% 1/1/36 (j)		378	385
5.821% 5/1/36 (j)		3,976	4,043
5.86% 6/1/35 (j)		2,462	2,504
5.893% 12/1/36 (j)		990	1,010
5.903% 9/1/36 (j)		1,148	1,165
5.938% 5/1/36 (j)		1,734	1,767
5.966% 5/1/36 (j)		663	677
6% 10/1/08 to 6/1/30		15,601	15,958
6.017% 4/1/36 (j)		10,563	10,774
6.102% 3/1/37 (j)		1,094	1,118
6.159% 4/1/36 (j)		1,130	1,153
6.224% 6/1/36 (j)		177	180
6.226% 3/1/37 (j)		330	338
6.5% 12/1/12 to 9/1/32		5,141	5,316
7% 9/1/25		4	4
7.5% 1/1/28 to 5/1/37		938	987
TOTAL FANNIE MAE			505,971
Freddie Mac - 3.1%
3.376% 7/1/33 (j)		1,996	1,992
3.995% 5/1/33 (j)		3,245	3,270
4% 5/1/19 to 11/1/20		5,224	5,033
4.004% 4/1/34 (j)		3,483	3,462
4.075% 7/1/35 (j)		1,589	1,593
4.178% 1/1/35 (j)		3,190	3,196
4.5% 2/1/18 to 8/1/33		6,490	6,378
4.584% 6/1/33 (j)		994	994
4.645% 5/1/35 (j)		2,150	2,155
4.665% 2/1/35 (j)		8,020	8,023
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
4.697% 9/1/36 (j)		$ 674	$ 674
4.704% 9/1/35 (j)		4,272	4,288
4.79% 2/1/36 (j)		287	288
4.807% 3/1/35 (j)		632	633
4.819% 5/1/35 (j)		5,447	5,457
4.851% 10/1/35 (j)		1,287	1,297
4.897% 10/1/36 (j)		3,588	3,606
5% 3/1/18 to 7/1/19		6,007	6,053
5.01% 7/1/35 (j)		3,459	3,475
5.02% 1/1/37 (j)		5,175	5,205
5.021% 4/1/35 (j)		103	104
5.024% 4/1/35 (j)		2,351	2,370
5.034% 10/1/36 (j)		1,434	1,445
5.042% 4/1/35 (j)		2,505	2,519
5.115% 7/1/35 (j)		942	950
5.267% 2/1/36 (j)		60	61
5.332% 9/1/35 (j)		719	726
5.43% 3/1/37 (j)		426	429
5.5% 8/1/14 to 6/1/20		34,764	35,349
5.501% 1/1/36 (j)		831	840
5.542% 4/1/37 (j)		644	651
5.585% 3/1/36 (j)		4,375	4,426
5.648% 8/1/36 (j)		4,403	4,454
5.758% 10/1/35 (j)		309	313
5.763% 5/1/37 (j)		4,914	4,972
5.773% 1/1/36 (j)		404	408
5.786% 3/1/37 (j)		2,291	2,318
5.794% 4/1/37 (j)		2,199	2,225
5.822% 5/1/37 (j)		490	496
5.829% 5/1/37 (j)		741	750
5.839% 5/1/37 (j)		2,908	2,946
5.839% 6/1/37 (j)		1,737	1,761
5.95% 4/1/36 (j)		5,745	5,835
6% 7/1/16 to 2/1/19		7,548	7,757
6.015% 6/1/36 (j)		777	788
6.033% 1/1/37 (j)		2,166	2,202
6.141% 2/1/37 (j)		647	657
6.154% 12/1/36 (j)		5,293	5,367
6.19% 7/1/36 (j)		2,986	3,043
6.226% 5/1/36 (j)		640	651
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
6.271% 6/1/37 (j)		$ 453	$ 460
6.362% 7/1/36 (j)		832	848
6.417% 6/1/37 (j)		169	173
6.496% 9/1/36 (j)		3,958	4,038
6.5% 10/1/10 to 3/1/36		14,909	15,426
6.725% 8/1/37 (j)		1,282	1,309
7.581% 4/1/37 (j)		180	184
8.5% 3/1/20		11	12
TOTAL FREDDIE MAC			186,335
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		13	13
6.5% 4/15/26 to 5/15/26		43	45
7% 9/15/25 to 8/15/31		79	83
7.5% 2/15/22 to 8/15/28		130	139
8% 9/15/26 to 12/15/26		24	26
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			306
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $681,969)			692,612
Asset-Backed Securities - 0.5%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.157% 5/25/16 (j)	EUR	500	692
Series 2007-1:
Class B, 5.044% 3/25/17 (j)	EUR	1,100	1,559
Class C, 5.224% 3/25/17 (j)	EUR	800	1,118
Auto ABS Compartiment Series 2006-1 Class B, 4.88% 7/25/17 (j)	EUR	1,000	1,386
Clock Finance BV Series 2007-1:
Class B2, 4.847% 2/25/15 (j)	EUR	700	961
Class C2, 5.027% 2/25/15 (j)	EUR	400	542
Driver One GmbH Series 1 Class B, 4.794% 5/21/10 (j)	EUR	84	122
FCC SPARC Series 2007-1 Class D, 6.932% 7/15/10 (j)	EUR	500	719
Geldilux Ltd. Series 2007-TS Class C, 5.285% 9/8/14 (j)	EUR	400	541
GLS Ltd. Series 2006-1 Class C, 5.232% 7/15/14 (j)	EUR	500	711
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Greene King Finance PLC Series A1, 6.8113% 6/15/31 (j)	GBP	1,000	$ 1,849
Lambda Finance BV Series 2005-1X Class C1, 7.0075% 11/15/29 (j)	GBP	500	925
Leek Finance PLC Series 18X Class BC, 5.212% 9/21/38 (j)	EUR	600	776
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.905% 1/30/40 (j)	EUR	400	572
Class D, 5.105% 1/30/40 (j)	EUR	550	766
Prime Bricks Series 2007-1:
Class B, 4.905% 1/30/40 (j)	EUR	550	787
Class C, 5.105% 1/30/40 (j)	EUR	450	627
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.554% 3/10/17 (j)	EUR	1,000	1,337
Provide Bricks Series 2007-1 Class B, 4.965% 1/30/40 (j)	EUR	1,400	1,983
Red & Black Consumer PLC Series 2006-1 Class C, 4.775% 5/15/21 (j)	EUR	2,600	3,785
Sedna Finance Corp.:
5.41% 12/23/14 (j)	EUR	500	435
5.698% 3/15/16 (j)	EUR	1,150	856
Southern Gas Networks PLC Class A1, 4.893% 10/21/10 (j)	EUR	150	219
Stichting Mars Series 2006 Class C, 5.023% 8/28/14 (j)	EUR	1,000	1,373
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	117
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 7.1719% 10/25/45 (j)	GBP	1,052	1,694
TOTAL ASSET-BACKED SECURITIES (Cost $26,565)			26,452
Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 0.2%
Arkle Master Issuer PLC Series 2006-1X Class 2C, 4.93% 2/17/52 (j)	EUR	950	1,361
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.179% 4/12/56 (j)	EUR	650	864
EPIC PLC Series BROD Class D, 5.133% 1/22/16 (j)	EUR	400	551
Granite Mortgages PLC 5.023% 1/20/43 (j)	EUR	290	423
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Private Sponsor - continued
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.582% 7/15/40 (j)	EUR	500	$ 723
RMAC PLC Series 2005-NS4X Class M2A, 7.4325% 12/12/43 (j)	GBP	1,700	3,245
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 7.1725% 6/12/44 (j)	GBP	1,250	2,351
Shield BV Series 1 Class C, 5.043% 1/20/14 (j)	EUR	1,500	2,098
TOTAL PRIVATE SPONSOR			11,616
U.S. Government Agency - 3.1%
Fannie Mae:
floater Series 2007-95 Class A1, 5.115% 8/27/36 (j)		12,924	12,920
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	8,832
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,333	1,348
Series 2002-11:
Class QC, 5.5% 3/25/17		3,434	3,477
Class UC, 6% 3/25/17		2,483	2,543
Series 2002-18 Class PC, 5.5% 4/25/17		4,075	4,136
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,819
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,495
Series 2002-9 Class PC, 6% 3/25/17		245	250
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,807
Class PE, 4% 11/25/18		1,515	1,426
Series 2003-122 Class OL, 4% 12/25/18		2,120	2,008
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,505
Series 2003-70 Class BJ, 5% 7/25/33		890	845
Series 2003-85 Class GD, 4.5% 9/25/18		1,225	1,201
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,935
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,394
Class KD, 4.5% 7/25/18		3,035	3,011
Series 2005-52 Class PB, 6.5% 12/25/34		4,571	4,688
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		3,403	3,415
Series 2004-95 Class AN, 5.5% 1/25/25		2,109	2,134
Series 2005-117, Class JN, 4.5% 1/25/36		808	727
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: sequential payer: - continued
Series 2005-29 Class KA, 4.5% 2/25/35		$ 2,741	$ 2,706
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,509
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		425	434
Series 2115 Class PE, 6% 1/15/14		186	190
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 5.5275% 1/15/30 (j)		6,103	6,117
Series 2630 Class FL, 5.5275% 6/15/18 (j)		104	105
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		915	934
Series 2378 Class PE, 5.5% 11/15/16		5,221	5,301
Series 2381 Class OG, 5.5% 11/15/16		732	744
Series 2390 Class CH, 5.5% 12/15/16		2,397	2,434
Series 2425 Class JH, 6% 3/15/17		1,266	1,298
Series 2628 Class OP, 3.5% 11/15/13		1,136	1,129
Series 2695 Class DG, 4% 10/15/18		3,865	3,669
Series 2743 Class HE, 4.5% 2/15/19		4,390	4,280
Series 2773 Class EG, 4.5% 4/15/19		14,395	14,044
Series 2831 Class PB, 5% 7/15/19		3,990	3,961
Series 2866 Class XE, 4% 12/15/18		4,450	4,355
Series 2996 Class MK, 5.5% 6/15/35		876	892
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,249	1,279
Series 2467 Class NB, 5% 7/15/17		1,610	1,613
Series 2569 Class HB, 5% 9/15/16		5,709	5,707
Series 2570 Class CU, 4.5% 7/15/17		347	344
Series 2572 Class HK, 4% 2/15/17		510	501
Series 2617 Class GW, 3.5% 6/15/16		426	421
Series 2627:
Class BG, 3.25% 6/15/17		232	223
Class KP, 2.87% 12/15/16		239	230
Series 2685 Class ND, 4% 10/15/18		1,745	1,641
Series 2773 Class TA, 4% 11/15/17		2,924	2,875
Series 2849 Class AL, 5% 5/15/18		1,487	1,490
Series 2860 Class CP, 4% 10/15/17		444	437
Series 2930 Class KT, 4.5% 2/15/20		7,833	7,390
Series 2937 Class HJ, 5% 10/15/19		1,658	1,663
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3266 Class D, 5% 1/15/22		$ 15,423	$ 15,181
Series 2564 Class BQ, 5.5% 10/15/17		2,969	3,010
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,090
Series 2863 Class DB, 4% 9/15/14		254	247
Series 2975 Class NA, 5% 7/15/23		1,492	1,496
TOTAL U.S. GOVERNMENT AGENCY			183,856
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $191,912)			195,472
Commercial Mortgage Securities - 0.4%

Broadgate PLC 7.0438% 10/5/25 (j)	GBP	895	1,689
Bruntwood Alpha PLC Series 2007-1 Class C, 6.7831% 1/15/17 (j)	GBP	700	1,268
Canary Wharf Finance II plc Series 3MUK Class C2, 6.8256% 10/22/37 (j)	GBP	1,000	1,822
European Property Capital Series 4 Class C, 6.3194% 7/20/14 (j)	GBP	297	571
German Residential Asset Note Distributor PLC Series 1 Class A, 4.893% 7/20/16 (j)	EUR	1,324	1,814
JLOC 36 LLC Reg. S:
Class A1, 1.1875% 2/16/16 (j)	JPY	87,220	779
Class B, 1.3575% 2/16/16 (j)	JPY	88,660	789
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3819% 1/15/15 (j)	JPY	105,424	940
Opera Finance (CMH) PLC Class B, 5.032% 1/15/15 (j)	EUR	1,100	1,534
Opera Finance PLC 6.525% 7/31/13 (j)	GBP	985	1,922
Paris Prime Community Real Estate Series 2006-1 Class B, 4.903% 4/22/14 (g)(j)	EUR	1,000	1,412
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.4931% 7/15/16 (j)	GBP	2,000	3,805
Rivoli Pan Europe PLC Series 2006-1 Class B 4.544% 8/3/18 (j)	EUR	650	898
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Silver Maple Investment Co. Ltd. Class 2A, 4.765% 4/30/14 (j)	EUR	700	$ 991
Skyline BV Series 2007-1 Class D, 5.463% 7/22/43 (j)	EUR	1,100	1,486
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,997)			21,720
Foreign Government and Government Agency Obligations - 19.0%

Arab Republic 8.75% 7/18/12 (g)	EGP	16,490	3,069
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,287	4,116
5.389% 8/3/12 (j)		19,878	17,521
7% 3/28/11		43,290	39,833
7% 9/12/13		27,720	23,704
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,078
Banco Central del Uruguay:
value recovery A rights 1/2/21(a) (l)		1,000,000	0
value recovery B rights 1/2/21(a) (l)		750,000	0
Belgian Kingdom 5% 3/28/35	EUR	2,250	3,407
Brazilian Federative Republic:
6% 9/15/13		1,700	1,698
7.125% 1/20/37		5,060	5,756
8.25% 1/20/34		5,500	6,952
8.75% 2/4/25		5,240	6,699
10% 1/1/10	BRL	2,607	1,395
12.25% 3/6/30		8,910	15,414
12.5% 1/5/16	BRL	3,390	2,068
12.75% 1/15/20		4,385	6,917
British Columbia Province 5.7% 6/18/29	CAD	12,000	13,922
Canadian Government:
4% 6/1/17	CAD	101,200	101,928
5% 6/1/37	CAD	28,000	32,567
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,477	2,455
warrants 11/15/20 (a) (l)		2,750	638
Chilean Republic 5.5% 1/15/13		2,740	2,820
Colombian Republic:
7.375% 9/18/37		5,250	5,841
11.75% 2/25/20		1,770	2,637
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		2,190	2,091
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Dominican Republic:
Brady 6.3125% 8/30/09 (j)		$ 1,283	$ 1,279
Brady 5.7188% 8/30/24 (j)		12,873	12,809
9.04% 1/23/18 (g)		5,897	6,678
9.5% 9/27/11 (Reg. S)		3,487	3,679
Ecuador Republic:
10% 8/15/30 (Reg. S)		8,715	8,410
euro par 5% 2/28/25		1,580	1,164
French Republic:
4.75% 4/25/35	EUR	21,200	31,326
5.5% 4/25/29	EUR	6,000	9,746
Gabonese Republic 8.2% 12/12/17 (g)		9,475	9,854
German Federal Republic:
2.25% 4/15/13	EUR	77,013	113,950
3.25% 7/4/15	EUR	300	410
4.25% 7/4/17	EUR	32,100	46,604
4.25% 7/4/39	EUR	22,700	31,221
Ghana Republic 8.5% 10/4/17 (g)		5,200	5,473
Indonesian Republic:
6.625% 2/17/37 (g)		7,550	7,191
6.75% 3/10/14 (Reg. S)		3,275	3,381
8.5% 10/12/35		915	1,072
Irish Republic 4.5% 10/18/18	EUR	8,750	12,768
Islamic Republic of Pakistan:
6.75% 2/19/09		5,700	5,372
7.125% 3/31/16 (g)		2,975	2,596
Italian Republic 6% 5/1/31	EUR	2,030	3,397
Japan Government:
0.5703% 1/15/08	JPY	750,000	6,724
0.92% 11/20/20 (j)	JPY	3,100,000	26,793
0.93% 7/20/20 (j)	JPY	825,000	6,975
1.5% 3/20/14	JPY	2,365,000	21,702
2.1% 9/20/27	JPY	1,000,000	8,989
2.5% 9/20/37	JPY	4,650,000	42,958
Real Return Bond 1.1% 12/10/16	JPY	3,895,000	35,127
Lebanese Republic:
7.125% 3/5/10		1,140	1,112
7.875% 5/20/11 (Reg. S)		4,500	4,376
8.1563% 11/30/09 (g)(j)		2,180	2,153
8.1563% 11/30/09 (Reg. S) (j)		9,470	9,352
8.625% 6/20/13 (Reg. S)		5,130	5,053
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Peruvian Republic:
3% 3/7/27 (f)		$ 900	$ 695
6.4375% 3/7/27 (j)		1,545	1,526
euro Brady past due interest 6.4375% 3/7/17 (j)		1,127	1,124
Philippine Republic:
8.25% 1/15/14		2,955	3,324
9.5% 2/2/30		4,155	5,640
9.875% 1/15/19		2,350	3,079
10.625% 3/16/25		4,275	6,156
Republic of Fiji 6.875% 9/13/11		3,310	2,979
Republic of Serbia 3.75% 11/1/24 (f)(g)		2,035	1,887
Russian Federation:
7.5% 3/31/30 (g)		3,861	4,406
7.5% 3/31/30 (Reg. S)		48,931	55,842
12.75% 6/24/28 (Reg. S)		8,345	15,292
South African Republic 6.5% 6/2/14		2,790	2,964
Turkish Republic:
6.75% 4/3/18		6,635	6,811
6.875% 3/17/36		11,960	11,751
7% 9/26/16		2,570	2,731
7.375% 2/5/25		7,355	7,796
11% 1/14/13		4,055	4,980
11.875% 1/15/30		7,575	11,919
UK Treasury GILT:
4% 9/7/16	GBP	600	1,150
4.25% 12/7/27	GBP	8,000	15,455
4.25% 6/7/32	GBP	850	1,657
4.25% 3/7/36	GBP	15,930	31,312
4.25% 12/7/46	GBP	19,100	37,850
4.5% 12/7/42	GBP	4,500	9,290
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		3,775	3,709
Ukraine Government 6.75% 11/14/17 (g)		6,310	6,200
United Mexican States:
6.75% 9/27/34		1,725	1,905
7.5% 4/8/33		7,695	9,192
8.3% 8/15/31		7,435	9,602
Uruguay Republic:
5% 9/14/18	UYU	38,881	1,943
8% 11/18/22		2,992	3,351
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		3,260	121
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
5.375% 8/7/10		$ 4,250	$ 3,995
6.18% 4/20/11 (j)		8,535	7,707
7.65% 4/21/25		2,690	2,300
8.5% 10/8/14		6,650	6,417
9.25% 9/15/27		16,650	16,608
9.375% 1/13/34		4,280	4,259
10.75% 9/19/13		10,748	11,500
13.625% 8/15/18		7,175	9,202
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		1,890	1,597
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,104,399)			1,142,444
Supranational Obligations - 0.0%

Inter-American Development Bank 6.625% 4/17/17 (Cost $1,725)	PEN	5,600	1,885
Common Stocks - 0.2%
		Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)		113,725	0
Remy International, Inc. (a)		40,800	1,285
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit		165,925	1,497
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)		6	0
TOTAL CONSUMER DISCRETIONARY			2,782
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)		593,040	8,830
Northwest Airlines Corp. (a)		131,804	1,901
			10,731
Common Stocks - continued
		Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)		546,000	$ 25
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		895	2
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	202
TOTAL COMMON STOCKS (Cost $17,133)			13,742
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	358
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,690	1,690
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%		1,260	1,281
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		119	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		5,078	6,348
TOTAL NONCONVERTIBLE PREFERRED STOCKS			9,319
TOTAL PREFERRED STOCKS (Cost $8,873)			9,677
Floating Rate Loans - 4.2%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
Dana Corp. term loan 7.98% 4/13/08 (j)		$ 2,390	$ 2,378
Lear Corp. term loan 7.6042% 4/25/12 (j)		2,448	2,380
			4,758
Automobiles - 0.5%
AM General LLC:
Tranche B, term loan 8.1766% 9/30/13 (j)		3,571	3,482
8.2425% 9/30/12 (j)		132	129
Ford Motor Co. term loan 8% 12/15/13 (j)		24,879	23,013
General Motors Corp. term loan 7.615% 11/29/13 (j)		973	912
			27,536
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (j)		4,150	3,818
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 6.9923% 2/16/14 (j)		143	135
OSI Restaurant Partners, Inc.:
term loan 7.125% 6/14/14 (j)		480	444
7.1275% 6/14/13 (j)		41	38
Six Flags, Inc. Tranche B, term loan 7.2495% 4/30/15 (j)		726	665
			1,282
Media - 0.5%
Advanstar, Inc. Tranche 2LN, term loan 9.8425% 11/30/14 (j)		380	350
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (j)		24,052	22,459
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (j)		6,268	5,916
Discovery Communications, Inc. term loan 6.83% 5/14/14 (j)		1,045	1,012
			29,737
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 6.9392% 4/6/13 (j)		2,008	1,927
Specialty Retail - 0.2%
Claire's Stores, Inc. term loan 7.5905% 5/29/14 (j)		4,428	3,753
Michaels Stores, Inc. term loan 7.6136% 10/31/13 (j)		5,124	4,740
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Holdings LLC Tranche B, term loan 7.5194% 11/16/13 (j)		$ 741	$ 696
Toys 'R' US, Inc. term loan 8.225% 12/9/08 (j)		6,110	5,927
			15,116
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 8.815% 3/5/14 (j)		1,650	1,644
Tranche B 1LN, term loan 6.7789% 9/5/13 (j)		3,703	3,596
			5,240
TOTAL CONSUMER DISCRETIONARY			89,414
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.5964% 6/5/13 (j)		1,096	1,069
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 6.8002% 6/4/14 (j)		2,700	2,518
TOTAL CONSUMER STAPLES			3,587
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 6.845% 1/12/14 (j)		570	555
Helix Energy Solutions Group, Inc. term loan 7.0727% 7/1/13 (j)		695	670
			1,225
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5806% 12/28/10 (j)		532	516
Tranche D, term loan 8.4811% 12/28/13 (j)		1,730	1,678
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (j)		4,370	4,359
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.3231% 10/31/12 (j)		540	526
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Oil, Gas & Consumable Fuels - continued
term loan 6.9198% 10/31/12 (j)		$ 962	$ 938
Venoco, Inc. Tranche 2LN, term loan 8.9375% 5/7/14 (j)		410	400
			8,417
TOTAL ENERGY			9,642
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 8.4481% 4/8/12 (j)		2,270	2,099
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.98% 12/16/10 (j)		3,554	3,478
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 8.24% 10/10/13 (j)		6,687	5,851
8.24% 10/10/13 (j)		1,800	1,575
			7,426
TOTAL FINANCIALS			13,003
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4/26/15 (n)		176	175
8.08% 4/26/15 (j)		704	700
			875
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (j)		6,043	5,771
Tranche DD, term loan 7/25/14 (n)		304	290
DaVita, Inc. Tranche B1, term loan 6.5548% 10/5/12 (j)		3,576	3,433
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (j)		14,474	13,967
Health Management Associates, Inc. Tranche B, term loan 6.5802% 2/28/14 (j)		953	887
			24,348
TOTAL HEALTH CARE			25,223
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 7.9963% 2/21/13 (j)		$ 85	$ 83
Tranche 2LN, term loan 12.2438% 2/21/14 (j)		140	137
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.45% 9/29/13 (j)		165	162
Tranche 2LN, term loan 10.95% 3/28/14 (j)		70	70
			452
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.6206% 3/28/14 (j)		210	201
term loan 6.586% 3/28/14 (j)		349	334
ARAMARK Corp.:
term loan 6.83% 1/26/14 (j)		1,990	1,890
6.83% 1/26/14 (j)		142	135
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.1% 2/7/15 (j)		650	600
			3,160
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 6.9634% 1/31/14 (j)		312	307
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 6.8026% 10/3/12 (j)		97	93
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (j)		53	52
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (j)		4,050	3,848
Tranche B 1LN, term loan 7.4463% 5/4/14 (j)		530	508
Navistar International Corp.:
term loan 8.2338% 1/19/12 (j)		2,310	2,206
Credit-Linked Deposit 8.2793% 1/19/12 (j)		840	802
			7,416
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.4038% 11/30/14 (j)		$ 810	$ 648
VWR Funding, Inc. term loan 7.6981% 6/29/14 (j)		1,440	1,364
			2,012
TOTAL INDUSTRIALS			13,440
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (j)		5,246	5,102
Tranche B-A1, term loan 7.455% 10/1/14 (j)		1,507	1,466
Tranche B-B, term loan 7.455% 10/1/12 (j)		6,753	6,593
			13,161
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.044% 3/20/13 (j)		3,610	3,519
SunGard Data Systems, Inc. term loan 6.8975% 2/28/14 (j)		5,508	5,316
			8,835
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 6.975% 12/1/13 (j)		11,872	11,011
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (j)		3,912	3,658
Open Solutions, Inc. term loan 7.275% 1/23/14 (j)		239	222
			3,880
TOTAL INFORMATION TECHNOLOGY			36,887
MATERIALS - 0.4%
Chemicals - 0.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 6.975% 4/2/13 (j)		206	199
term loan 6.9788% 4/2/14 (j)		1,128	1,087
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
MATERIALS - continued
Momentive Performance Materials, Inc. Tranche B1, term loan 7.125% 12/4/13 (j)		$ 1,030	$ 988
Solutia, Inc. Tranche B, term loan 8.06% 3/31/08 (j)		180	179
			2,453
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 7.16% 4/3/15 (j)		4,873	4,532
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.0032% 12/19/13 (j)		2,792	2,548
Novelis Corp. term loan 7.2% 7/6/14 (j)		4,477	4,175
			6,723
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (j)		11,672	11,132
TOTAL MATERIALS			24,840
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Intelsat Bermuda Ltd. term loan 7.725% 1/12/14 (j)		1,880	1,847
Level 3 Communications, Inc. term loan 7.4925% 3/13/14 (j)		8,440	7,986
Paetec Communications, Inc. Tranche B, term loan 7.3219% 2/28/13 (j)		308	302
Wind Telecomunicazioni SpA:
term loan 12.4488% 12/12/11 pay-in-kind (j)		3,765	3,648
Tranche 2, term loan 11.3194% 3/21/15 (j)		2,840	2,883
Tranche B, term loan 7.5694% 9/21/13 (j)		1,420	1,399
Tranche C, term loan 8.3194% 9/21/14 (j)		1,420	1,399
			19,464
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. Tranche B, term loan 7.83% 6/16/13 (j)		621	612
MetroPCS Wireless, Inc. Tranche B, term loan 7.3027% 11/3/13 (j)		1,442	1,382
			1,994
TOTAL TELECOMMUNICATION SERVICES			21,458
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Boston Generating LLC Tranche B 1LN, term loan 7.08% 12/20/13 (j)		$ 2	$ 2
Calpine Corp. Tranche D, term loan 7.08% 3/29/09 (j)		7,732	7,480
NRG Energy, Inc.:
term loan 6.9481% 2/1/13 (j)		4,452	4,229
6.8481% 2/1/13 (j)		2,055	1,953
			13,664
TOTAL FLOATING RATE LOANS (Cost $264,244)			251,158
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (j)		156	152
- Citibank:
6.25% 3/28/13 (j)		545	535
6.25% 12/14/19 (j)		1,411	1,316
- Credit Suisse First Boston 6.25% 3/28/13 (j)		2,448	2,399
- Deutsche Bank:
1.407% 3/28/13 (j)	JPY	67,150	578
6.25% 3/28/13 (j)		700	686
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,438)			5,666
Commercial Paper - 0.5%

Cancara Asset Securitisation Ltd. 4.65% 1/29/08	EUR	5,300	7,707
DEPFA BANK PLC 4.57% 1/30/08	EUR	5,300	7,707
Grampian Funding Ltd. 4.65% 1/25/08	EUR	5,300	7,705
HSH Nordbank AG 4.58% 1/30/08	EUR	5,300	7,705
TOTAL COMMERCIAL PAPER (Cost $30,402)			30,824
Fixed-Income Funds - 5.2%
		Shares
Fidelity Floating Rate Central Fund (k) (Cost $329,508)		3,273,798	313,392
Preferred Securities - 0.8%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 14,700	$ 15,153
Net Servicos de Comunicacao SA 9.25% (g)		7,135	7,317
			22,470
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%		20,968	21,212
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	1,300	1,636
MUFG Capital Finance 3 Ltd. 2.68% (j)	JPY	150,000	1,350
			2,986
TOTAL PREFERRED SECURITIES (Cost $46,331)			46,668
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $101)		8,380	398
Money Market Funds - 10.6%
		Shares
Fidelity Cash Central Fund, 4.58% (b) (Cost $638,470)		638,470,076	638,470
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $6,380,024)			6,396,191
NET OTHER ASSETS - (6.5)%			(391,653)
NET ASSETS - 100%			$ 6,004,538
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.807% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	$ 55,000	$ 1,459
Receive semi-annually a fixed rate equal to 3.967% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Dec. 2009	11,100	26
Receive semi-annually a fixed rate equal to 4.64% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2009	75,000	877
Receive semi-annually a fixed rate equal to 4.681% and pay quarterly a floating rate based on a 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	67,000	1,621
Receive semi-annually a fixed rate equal to 4.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2009	10,000	288
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	22,000	787
		$ 240,100	$ 5,058
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $474,017,000 or 7.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $480,000 and $465,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26,525
Fidelity Floating Rate Central Fund	21,987
Total	$ 48,512

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 138,003	$ 191,912	$ -	$ 313,392	12.6%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	69.7%
Germany	3.7%
Canada	3.1%
United Kingdom	3.0%
Japan	2.5%
Argentina	2.1%
Venezuela	1.7%
Russia	1.6%
Brazil	1.2%
France	1.1%
Netherlands	1.1%
Ireland	1.0%
Others (individually less than 1%)	8.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,412,046)	$ 5,444,329
Fidelity Central Funds (cost $967,978)	951,862
Total Investments (cost $6,380,024)		$ 6,396,191
Commitment to sell securities on a delayed delivery basis	(176,623)
Receivable for securities sold on a delayed delivery basis	176,747	124
Receivable for investments sold, regular delivery		50,724
Cash		1,649
Foreign currency held at value (cost $206)		206
Receivable for fund shares sold		19,062
Dividends receivable		47
Interest receivable		74,884
Distributions receivable from Fidelity Central Funds		4,283
Swap agreements, at value		5,058
Prepaid expenses		18
Other receivables		153
Total assets		6,552,399

Liabilities
Payable for investments purchased Regular delivery	$ 43,562
Delayed delivery	480,428
Payable for fund shares redeemed	13,756
Distributions payable	4,459
Accrued management fee	2,795
Distribution fees payable	1,770
Other affiliated payables	894
Other payables and accrued expenses	197
Total liabilities		547,861

Net Assets		$ 6,004,538
Net Assets consist of:
Paid in capital		$ 5,932,611
Undistributed net investment income		6,580
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,844
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,503
Net Assets		$ 6,004,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,931,359 ÷ 166,176 shares)	$ 11.62

Maximum offering price per share (100/96.00 of $11.62)	$ 12.10
Class T: Net Asset Value and redemption price per share ($1,982,884 ÷ 170,672 shares)	$ 11.62

Maximum offering price per share (100/96.00 of $11.62)	$ 12.10
Class B: Net Asset Value and offering price per share ($334,867 ÷ 28,750 shares)A	$ 11.65

Class C: Net Asset Value and offering price per share ($866,176 ÷ 74,654 shares)A	$ 11.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,252 ÷ 75,843 shares)	$ 11.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Dividends		$ 4,859
Interest		289,446
Income from Fidelity Central Funds		48,512
Total income		342,817

Expenses
Management fee	$ 30,882
Transfer agent fees	8,753
Distribution fees	19,363
Accounting fees and expenses	1,385
Custodian fees and expenses	306
Independent trustees' compensation	19
Registration fees	328
Audit	108
Legal	39
Interest	2
Miscellaneous	38
Total expenses before reductions	61,223
Expense reductions	(128)	61,095
Net investment income		281,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,456
Foreign currency transactions	1,263
Swap agreements	1,175
Total net realized gain (loss)		97,894
Change in net unrealized appreciation (depreciation) on: Investment securities	(112,630)
Assets and liabilities in foreign currencies	(12)
Swap agreements	5,058
Delayed delivery commitments	124
Total change in net unrealized appreciation (depreciation)		(107,460)
Net gain (loss)		(9,566)
Net increase (decrease) in net assets resulting from operations		$ 272,156

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 281,722	$ 200,671
Net realized gain (loss)	97,894	25,569
Change in net unrealized appreciation (depreciation)	(107,460)	65,522
Net increase (decrease) in net assets resulting from operations	272,156	291,762
Distributions to shareholders from net investment income	(276,727)	(195,256)
Distributions to shareholders from net realized gain	(64,264)	(17,694)
Total distributions	(340,991)	(212,950)
Share transactions - net increase (decrease)	1,390,464	1,127,698
Total increase (decrease) in net assets	1,321,629	1,206,510

Net Assets
Beginning of period	4,682,909	3,476,399
End of period (including undistributed net investment income of $6,580 and undistributed net investment income of $8,150, respectively)	$ 6,004,538	$ 4,682,909

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.54	$ 11.93	$ 11.63	$ 10.34
Income from Investment Operations
Net investment income C	.616	.600	.571	.600	.617
Net realized and unrealized gain (loss)	(.019)	.248	(.255)	.445	1.321
Total from investment operations	.597	.848	.316	1.045	1.938
Distributions from net investment income	(.607)	(.583)	(.551)	(.575)	(.648)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.737)	(.628)	(.706)	(.745)	(.648)
Net asset value, end of period	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63
Total ReturnA,B	5.22%	7.54%	2.75%	9.31%	19.20%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of all reductions	1.01%	.97%	.99%	1.00%	1.00%
Net investment income	5.27%	5.18%	4.92%	5.20%	5.58%
Supplemental Data
Net assets, end of period (in millions)	$ 1,931	$ 954	$ 647	$ 372	$ 187
Portfolio turnover rateE	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.54	$ 11.92	$ 11.62	$ 10.33
Income from Investment Operations
Net investment incomeC	.620	.594	.564	.593	.604
Net realized and unrealized gain (loss)	(.021)	.248	(.245)	.443	1.322
Total from investment operations	.599	.842	.319	1.036	1.926
Distributions from net investment income	(.609)	(.577)	(.544)	(.566)	(.636)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.739)	(.622)	(.699)	(.736)	(.636)
Net asset value, end of period	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62
Total ReturnA,B	5.24%	7.49%	2.77%	9.23%	19.09%
Ratios to Average Net AssetsD,F
Expenses before reductions	.99%	1.02%	1.05%	1.07%	1.11%
Expenses net of fee waivers, if any	.99%	1.02%	1.05%	1.07%	1.11%
Expenses net of all reductions	.99%	1.02%	1.05%	1.07%	1.11%
Net investment income	5.29%	5.13%	4.86%	5.13%	5.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,983	$ 2,049	$ 1,427	$ 808	$ 515
Portfolio turnover rateE	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.57	$ 11.95	$ 11.65	$ 10.35
Income from Investment Operations
Net investment incomeC	.533	.511	.486	.513	.533
Net realized and unrealized gain (loss)	(.022)	.247	(.249)	.441	1.330
Total from investment operations	.511	.758	.237	.954	1.863
Distributions from net investment income	(.521)	(.493)	(.462)	(.484)	(.563)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.651)	(.538)	(.617)	(.654)	(.563)
Net asset value, end of period	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65
Total ReturnA,B	4.44%	6.70%	2.06%	8.45%	18.38%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.74%	1.76%	1.78%	1.78%	1.77%
Expenses net of fee waivers, if any	1.74%	1.75%	1.75%	1.78%	1.77%
Expenses net of all reductions	1.74%	1.75%	1.75%	1.78%	1.77%
Net investment income	4.54%	4.40%	4.16%	4.42%	4.81%
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 342	$ 342	$ 319	$ 287
Portfolio turnover rateE	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.53	$ 11.91	$ 11.61	$ 10.32
Income from Investment Operations
Net investment incomeC	.526	.503	.475	.505	.525
Net realized and unrealized gain (loss)	(.020)	.238	(.246)	.444	1.320
Total from investment operations	.506	.741	.229	.949	1.845
Distributions from net investment income	(.516)	(.486)	(.454)	(.479)	(.555)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.646)	(.531)	(.609)	(.649)	(.555)
Net asset value, end of period	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61
Total ReturnA,B	4.42%	6.57%	1.99%	8.43%	18.24%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.78%	1.81%	1.82%	1.82%	1.84%
Expenses net of fee waivers, if any	1.78%	1.81%	1.82%	1.82%	1.84%
Expenses net of all reductions	1.78%	1.81%	1.82%	1.82%	1.84%
Net investment income	4.50%	4.34%	4.09%	4.37%	4.74%
Supplemental Data
Net assets, end of period (in millions)	$ 866	$ 683	$ 540	$ 405	$ 277
Portfolio turnover rateE	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.63	$ 12.02	$ 11.71	$ 10.40
Income from Investment Operations
Net investment incomeB	.652	.627	.599	.627	.635
Net realized and unrealized gain (loss)	(.027)	.252	(.262)	.449	1.338
Total from investment operations	.625	.879	.337	1.076	1.973
Distributions from net investment income	(.635)	(.604)	(.572)	(.596)	(.663)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.765)	(.649)	(.727)	(.766)	(.663)
Net asset value, end of period	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71
Total ReturnA	5.42%	7.76%	2.91%	9.53%	19.44%
Ratios to Average Net AssetsC,E
Expenses before reductions	.77%	.79%	.81%	.81%	.87%
Expenses net of fee waivers, if any	.77%	.79%	.81%	.81%	.87%
Expenses net of all reductions	.76%	.79%	.80%	.81%	.87%
Net investment income	5.52%	5.36%	5.10%	5.38%	5.71%
Supplemental Data
Net assets, end of period (in millions)	$ 889	$ 655	$ 520	$ 424	$ 291
Portfolio turnover rateD	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 143,538
Unrealized depreciation	(112,360)
Net unrealized appreciation (depreciation)	31,178
Undistributed ordinary income	28,761
Undistributed long-term capital gain	7,386

Cost for federal income tax purposes	$ 6,365,013

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 321,590	$ 199,188
Long-term Capital Gains	19,401	13,762
Total	$ 340,991	$ 212,950

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,220,957 and $2,551,985, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,067	$ 683
Class T	0%	.25%	5,524	253
Class B	.65%	.25%	3,020	2,182
Class C	.75%	.25%	7,752	2,181
			$ 19,363	$ 5,299

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 528
Class T	145
Class B*	693
Class C*	120
$ 1,486

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,300.17
Class T	3,017.14
Class B	790.24
Class C	1,357.18
Institutional Class	1,289.16
	$ 8,753

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,371. The weighted average interest rate was 4.88%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $78.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 23
Class T	6
Class C	1
Institutional Class	6
$ 36

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and

Annual Report

11. Other - continued

business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 69,443	$ 39,561
Class T	114,586	85,776
Class B	14,875	14,254
Class C	34,291	25,171
Institutional Class	43,532	30,494
Total	$ 276,727	$ 195,256
From net realized gain
Class A	$ 19,657	$ 3,611
Class T	22,248	7,750
Class B	3,708	1,297
Class C	9,265	2,586
Institutional Class	9,386	2,450
Total	$ 64,264	$ 17,694

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	105,260	40,212	$ 1,231,222	$ 466,984
Reinvestment of distributions	6,633	3,038	77,535	35,402
Shares redeemed	(26,839)	(18,183)	(314,378)	(210,949)
Net increase (decrease)	85,054	25,067	$ 994,379	$ 291,437
Class T
Shares sold	61,556	77,408	$ 723,556	$ 898,907
Reinvestment of distributions	11,119	7,566	130,043	88,116
Shares redeemed	(76,260)	(34,402)	(891,357)	(398,985)
Net increase (decrease)	(3,585)	50,572	$ (37,758)	$ 588,038
Class B
Shares sold	5,950	6,165	$ 69,926	$ 71,729
Reinvestment of distributions	1,194	980	13,990	11,432
Shares redeemed	(7,422)	(7,683)	(87,195)	(89,296)
Net increase (decrease)	(278)	(538)	$ (3,279)	$ (6,135)
Class C
Shares sold	26,139	20,716	$ 306,154	$ 240,191
Reinvestment of distributions	2,725	1,708	31,803	19,867
Shares redeemed	(12,340)	(11,121)	(144,301)	(128,793)
Net increase (decrease)	16,524	11,303	$ 193,656	$ 131,265
Institutional Class
Shares sold	37,630	32,933	$ 445,192	$ 385,367
Reinvestment of distributions	3,340	2,240	39,395	26,269
Shares redeemed	(20,371)	(24,654)	(241,121)	(288,543)
Net increase (decrease)	20,599	10,519	$ 243,466	$ 123,093

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 29, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).
Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Name, Age; Principal Occupation
Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Heath, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Strategic Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-
present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of Advisor Strategic Income. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of Advisor Strategic Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Strategic Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Strategic Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Strategic Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Strategic Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Strategic Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Strategic Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Strategic Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Strategic Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Strategic Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Strategic Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Capital Gains
Class A	02/19/08	02/15/08	$0.07
Class T	02/19/08	02/15/08	$0.07
Class B	02/19/08	02/15/08	$0.07
Class C	02/19/08	02/15/08	$0.07

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $22,210,317 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $194,970,909 of distributions paid during the period January 1, 2007 to December 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SI-UANN-0208
1.787727.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor
Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class	5.42%	8.87%	7.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Derek Young, who became sole Lead Manager of Fidelity® Advisor Strategic Income Fund on September 4, 2007

It was a year of contrasts in the bond markets. Robust global economic growth during the first half of the year ending December 31, 2007, boosted yields and pushed bond prices lower across the fund's four major bond categories. By midyear, however, concerns about a weaker U.S. economy, the subprime-mortgage-related "credit crunch" and the Federal Reserve Board's moves to reduce interest rates sparked a flight to higher-quality fixed-income securities. Against this volatile backdrop, the U.S. government debt market, as represented by the Lehman Brothers® U.S. Government Index, gained 8.66%. The Citigroup® Non-U.S. Group of 7 Index - a gauge of the debt performance of major economies outside the United States - rose 13.05%. Emerging-markets debt results were slightly more muted, as the J.P. Morgan Emerging Markets Bond Index Global rose 6.28%. U.S. high-yield bonds fared worst, with the market's diminishing appetite for risk causing prices to fall, as demonstrated by the anemic 2.53% increase of the Merrill Lynch® U.S. High Yield Master II Constrained Index.

During the past year, the fund's Institutional Class shares returned 5.42%, compared with 6.52% for the Fidelity Strategic Income Composite Index. Each of the four debt categories had positive absolute returns, and a defensive strategy of underweighting the higher-risk areas of high-yield and emerging-markets debt helped relative results. However, during a highly volatile period in the bond markets, each of the individual subportfolios underperformed its respective benchmark due to sub-par security selection. In the case of the high-yield allocation, that underweighting helped, although the small portion of high-yield assets that was allocated to the Fidelity Floating Rate Central Fund - a group of assets that is better collateralized than high-yield assets but tends to fare less well when interest rates are falling - offset most of the positive effects of that underweighting. On average, the fund maintained more or less neutral weightings in both the U.S. government and developed-markets debt categories, although those weightings were increased as the period progressed in order to impart a greater quality bias to the fund's asset allocation strategy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,035.20	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,020.11	$ 5.14
Class T
Actual	$ 1,000.00	$ 1,035.40	$ 5.03
HypotheticalA	$ 1,000.00	$ 1,020.27	$ 4.99
Class B
Actual	$ 1,000.00	$ 1,031.30	$ 8.86
HypotheticalA	$ 1,000.00	$ 1,016.48	$ 8.79
Class C
Actual	$ 1,000.00	$ 1,031.30	$ 9.01
Hypothetical A	$ 1,000.00	$ 1,016.33	$ 8.94
Institutional Class
Actual	$ 1,000.00	$ 1,036.20	$ 3.90
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	1.01%
Class T	.98%
Class B	1.73%
Class C	1.76%
Institutional Class	.76%

Annual Report

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Investment Changes

Top Five Holdings as of December 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.3	12.1
Fannie Mae	11.1	10.3
Freddie Mac	7.8	7.3
German Federal Republic	3.2	0.2
Japan Government	2.5	2.2
	40.9
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.1	9.3
Financials	6.4	7.2
Telecommunication Services	4.5	5.4
Information Technology	4.5	4.3
Energy	4.1	4.1
Quality Diversification (% of fund's net assets)
As of December 31, 2007	As of June 30, 2007
U.S. Government and U.S. Government Agency Obligations 35.4%	U.S. Government and U.S. Government Agency Obligations 29.9%
AAA,AA,A 14.6%	AAA,AA,A 13.7%
BBB 5.3%	BBB 5.0%
BB 14.1%	BB 15.5%
B 17.6%	B 17.7%
CCC,CC,C 5.9%	CCC,CC,C 6.1%
Not Rated 1.6%	Not Rated 4.0%
Equities 0.4%	Equities 0.6%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 7.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of December 31, 2007*		As of June 30, 2007**
	Preferred Securities 0.8%		Preferred Securities 0.8%
	Corporate Bonds 29.5%		Corporate Bonds 30.6%
	U.S. Government and U.S. Government Agency Obligations 35.4%		U.S. Government and U.S. Government Agency Obligations 29.9%
	Foreign Government & Government Agency Obligations 18.9%		Foreign Government & Government Agency Obligations 18.9%
	Floating Rate Loans 8.7%		Floating Rate Loans 10.3%
	Stocks 0.4%		Stocks 0.6%
	Other Investments 1.2%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 7.5%
* Foreign investments	30.3%	** Foreign investments	28.5%
* Swaps	4.1%	** Swaps	1.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 29.2%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 450	$ 488
Nonconvertible Bonds - 29.2%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	2,596
Visteon Corp. 7% 3/10/14		4,185	3,139
			5,735
Automobiles - 0.3%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,350	1,945
General Motors Corp.:
7.125% 7/15/13		5,440	4,719
7.2% 1/15/11		5,440	5,005
8.375% 7/5/33	EUR	1,000	1,132
8.375% 7/15/33		9,880	7,978
			20,779
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	2,930
Hotels, Restaurants & Leisure - 1.0%
Cap Cana SA 9.625% 11/3/13 (g)		1,800	1,737
Carrols Corp. 9% 1/15/13		4,095	3,716
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	3,478
8% 11/15/13		920	917
Mandalay Resort Group:
6.375% 12/15/11		4,220	4,157
6.5% 7/31/09		1,995	1,995
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,040
6.625% 7/15/15		1,595	1,491
6.75% 9/1/12		1,310	1,277
6.75% 4/1/13		1,020	984
6.875% 4/1/16		1,935	1,819
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16		$ 1,965	$ 1,936
8.5% 9/15/10		435	450
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	2,012
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		9,175	6,927
Scientific Games Corp. 6.25% 12/15/12		660	637
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,494
Six Flags, Inc.:
8.875% 2/1/10		3,520	2,851
9.625% 6/1/14		1,095	816
9.75% 4/15/13		7,360	5,630
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,443
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	3,162
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,657
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,984
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	717
9% 1/15/12		575	460
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,430	1,409
			62,196
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,375	2,423
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	657
Media - 2.4%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,741
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,935	6,380
CanWest Media, Inc. 8% 9/15/12		860	813
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		15,983	13,026
11% 10/1/15		1,290	1,032
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,850	3,773
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.: - continued
10.25% 9/15/10		$ 2,720	$ 2,652
CSC Holdings, Inc.:
6.75% 4/15/12		3,075	2,967
7.625% 7/15/18		2,690	2,471
7.875% 2/15/18		4,864	4,481
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,677
6.625% 10/1/14		9,095	8,981
7% 10/1/13		3,800	3,895
7.125% 2/1/16		4,615	4,661
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,302
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	1,253
Lamar Media Corp. 6.625% 8/15/15 (g)		13,230	12,701
Liberty Media Corp.:
8.25% 2/1/30		5,895	5,657
8.5% 7/15/29		13,390	13,115
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	876
PanAmSat Corp.:
6.375% 1/15/08		490	490
9% 8/15/14		4,820	4,844
9% 6/15/16		2,240	2,251
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,362
10.375% 9/1/14 (g)		9,610	10,403
Sun Media Corp. Canada 7.625% 2/15/13		635	627
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		3,000	2,535
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		21,420	20,563
Videotron Ltee 6.875% 1/15/14		550	535
			142,067
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,099	4,666
Specialty Retail - 0.5%
AutoNation, Inc. 7.2425% 4/15/13 (j)		1,000	938
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		$ 6,135	$ 4,923
Claire's Stores, Inc.:
9.25% 6/1/15 (g)		4,445	3,078
9.625% 6/1/15 pay-in-kind (g)		8,585	5,494
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	249
10% 11/1/14		4,990	4,790
11.375% 11/1/16		12,060	11,216
			30,688
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	7,309
9.75% 1/15/15		3,880	3,870
			11,179
TOTAL CONSUMER DISCRETIONARY			283,320
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	150
16% 3/27/12 (g)		1,527	1,526
			1,676
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		2,870	2,361
9.5% 6/15/17		4,310	3,567
			5,928
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		1,685	1,769
Gruma SA de CV 7.75%		6,460	6,331
Hines Nurseries, Inc. 10.25% 10/1/11		370	280
Michael Foods, Inc. 8% 11/15/13		420	416
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	855
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		$ 3,250	$ 3,023
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	2,719
			15,393
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		260	226
Procter & Gamble Co. 4.875% 10/24/11	EUR	1,350	1,970
			2,196
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	461
Tobacco - 0.0%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	2,035
TOTAL CONSUMER STAPLES			27,689
ENERGY - 3.3%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,002
Complete Production Services, Inc. 8% 12/15/16		2,530	2,441
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	4,039
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,020	1,076
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		1,290	1,595
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,479
			15,632
Oil, Gas & Consumable Fuels - 3.1%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	2,370
Atlas Pipeline Partners LP 8.125% 12/15/15		4,710	4,663
Berry Petroleum Co. 8.25% 11/1/16		2,930	2,989
Chaparral Energy, Inc.:
8.5% 12/1/15		2,530	2,271
8.875% 2/1/17 (g)		2,070	1,868
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,545
6.875% 11/15/20		7,280	6,989
7% 8/15/14		865	869
7.5% 6/15/14		850	867
7.625% 7/15/13		8,300	8,591
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Colorado Interstate Gas Co. 6.8% 11/15/15		$ 5,320	$ 5,599
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		4,560	4,555
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,710
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,388
ENI SpA 4.75% 11/14/17	EUR	5,700	7,989
EXCO Resources, Inc. 7.25% 1/15/11		570	549
Forest Oil Corp. 8% 12/15/11		480	499
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	900	1,707
6.605% 2/13/18	EUR	1,200	1,686
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,100
InterNorth, Inc. 9.625% 3/16/06 (c)		935	168
Mariner Energy, Inc. 8% 5/15/17		1,420	1,353
Massey Energy Co. 6.875% 12/15/13		6,330	5,982
OPTI Canada, Inc. 7.875% 12/15/14 (g)		5,250	5,139
Pan American Energy LLC 7.75% 2/9/12 (g)		4,240	4,176
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,753
7.875% 11/1/26		5,640	5,725
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,031
5.75% 3/1/18 (g)		1,835	1,829
6.625% 6/15/35		4,470	4,660
6.625% 6/15/35 (g)		1,320	1,378
Petrohawk Energy Corp. 9.125% 7/15/13		6,000	6,315
Petroleos de Venezuela SA:
5.25% 4/12/17		13,610	9,711
5.375% 4/12/27		14,640	8,930
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		6,378	6,394
8.22% 4/1/17 (g)		6,748	7,018
Range Resources Corp. 7.375% 7/15/13		2,190	2,234
Ship Finance International Ltd. 8.5% 12/15/13		7,015	7,120
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,505
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,220	1,177
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	568
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.5% 4/1/17		$ 7,600	$ 8,321
7.625% 4/1/37		1,035	1,148
8.375% 6/15/32		1,155	1,338
TNK-BP Finance SA 6.875% 7/18/11 (g)		4,425	4,375
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	347
8.875% 7/15/12		1,455	1,655
Venoco, Inc. 8.75% 12/15/11		1,470	1,455
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	4,982
YPF SA 10% 11/2/28		4,335	4,834
			185,425
TOTAL ENERGY			201,057
FINANCIALS - 5.8%
Capital Markets - 0.2%
Lehman Brothers Holdings, Inc. 5.375% 10/17/12	EUR	1,800	2,500
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	800	1,065
Morgan Stanley 4.953% 7/20/12 (j)	EUR	2,880	3,992
Nuveen Investments, Inc. 10.5% 11/15/15 (g)		5,620	5,564
			13,121
Commercial Banks - 1.5%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,250	2,409
Banca Popolare di Bergamo 8.364% (j)	EUR	1,000	1,553
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,300	1,800
Bancaja Emisiones SA 4.625% (j)	EUR	1,725	1,922
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	7,418	2,499
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,150	1,577
Caja Madrid SA 4.929% 10/17/16 (j)	EUR	1,500	2,135
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		1,915	1,932
Credit Agricole SA 4.785% 9/30/08 (j)	EUR	1,000	1,459
Development Bank of Philippines 8.375% (j)		5,155	5,361
DnB NOR Bank ASA 4.9314% 8/11/09 (j)	CAD	1,500	1,514
Eksportfinans AS 4.375% 9/20/10	EUR	3,900	5,663
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		$ 2,185	$ 2,212
Export-Import Bank of India 1.5081% 6/7/12 (j)	JPY	320,000	2,858
HBOS Treasury Services PLC 5.0171% 1/19/10 (j)	CAD	1,500	1,513
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	1,500	2,926
JPMorgan Chase Bank 4.375% 11/30/21 (j)	EUR	1,500	1,896
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,278
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		3,260	3,252
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,090	7,445
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		300	315
Natixis SA 4.876% 1/26/17 (j)	EUR	1,100	1,520
Rabobank Nederland 4.125% 4/4/12	EUR	10,000	14,289
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,679
Santander Finance Preferred SA Unipersonal 7.005% (j)	GBP	800	1,553
Santander Issuances SA Unipersonal 5.75% 1/31/18 (j)	GBP	800	1,543
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	385	515
5.065% 3/28/18 (j)	EUR	1,250	1,738
Sumitomo Mitsui Banking Corp. 1.8738% (j)	JPY	100,000	901
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		4,111	4,157
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,830	1,899
			87,313
Consumer Finance - 0.7%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	1,367
Ford Credit Europe PLC 5.765% 9/30/09 (j)	EUR	1,500	1,948
Ford Motor Credit Co. LLC:
5.8% 1/12/09		485	460
7.375% 10/28/09		2,085	1,962
7.875% 6/15/10		2,770	2,556
9.875% 8/10/11		7,610	7,198
GE Capital European Funding 4.75% 9/28/12	EUR	2,050	2,949
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.875% 9/15/11		$ 5,190	$ 4,412
6.875% 8/28/12		6,460	5,413
HSBC Finance Corp. 4.875% 5/30/17	EUR	2,450	3,315
SLM Corp.:
5.098% 6/15/09 (j)	EUR	550	767
5.148% 12/15/10 (j)	EUR	1,100	1,512
Toyota Motor Credit Corp. 5.25% 12/10/10	GBP	4,350	8,627
			42,486
Diversified Financial Services - 2.1%
AB Svensk Exportkredit 4.5% 6/7/10	EUR	3,750	5,473
BA Covered Bond 4.125% 4/5/12	EUR	5,650	8,014
Banca Italease SpA 4.803% 2/2/10 (j)	EUR	3,000	4,145
Canada Housing Trust No.1 4.65% 9/15/09	CAD	16,600	16,869
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		4,520	4,339
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	1,626
Dexia Municipal Agency 4.5% 11/13/17	EUR	11,150	15,962
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		7,185	7,240
GE Capital UK Funding 5.875% 11/1/12	GBP	8,500	17,098
Getin Finance PLC 6.589% 5/13/09 (j)	EUR	650	909
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	1,915
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,690
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,987
Imperial Tobacco Finance 4.375% 11/22/13	EUR	900	1,204
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		1,990	1,846
10% 5/1/15 (g)		2,100	1,880
NCO Group, Inc. 11.875% 11/15/14		2,930	2,725
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		15,300	15,453
Pakistan International Sukuk Co. Ltd. 7.5703% 1/27/10 (j)		4,110	3,905
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	33,216	1,366
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	1,045
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. (Reg. S) 5.381% 6/27/12	EUR	1,400	$ 1,997
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,900	5,387
			125,075
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (j)	GBP	1,000	1,851
Eureko BV 5.125% (j)	EUR	1,500	2,019
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	1,200	1,561
Groupama SA 6.298% (j)	EUR	850	1,162
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (j)	EUR	1,800	2,411
Novae Group plc 8.375% 4/27/17 (j)	GBP	450	913
Old Mutual plc 4.5% 1/18/17 (j)	EUR	1,000	1,363
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	1,100
			12,380
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		3,400	3,188
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	6,109
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,397
			15,694
Real Estate Management & Development - 0.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,265	3,045
8.125% 6/1/12		2,590	2,512
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		5,580	4,743
Realogy Corp.:
10.5% 4/15/14 (g)		23,690	18,004
11% 4/15/14 pay-in-kind (g)		17,145	12,173
12.375% 4/15/15 (g)		2,075	1,349
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,647
			43,473
Thrifts & Mortgage Finance - 0.1%
Compagnie de Financement Foncier 4.625% 9/23/17	EUR	5,900	8,516
TOTAL FINANCIALS			348,058
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		$ 2,130	$ 2,157
Invacare Corp. 9.75% 2/15/15		1,530	1,549
			3,706
Health Care Providers & Services - 1.1%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		5,520	5,078
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,936
DaVita, Inc. 6.625% 3/15/13		530	525
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,038
HCA, Inc.:
9.125% 11/15/14		5,745	5,968
9.25% 11/15/16		10,235	10,747
9.625% 11/15/16 pay-in-kind		10,995	11,655
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,294
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,908
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	312
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,162
Tenet Healthcare Corp.:
9.25% 2/1/15		5,795	5,389
9.875% 7/1/14		5,330	5,090
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,274
Vanguard Health Holding Co. I 0% 10/1/15 (e)		585	433
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,390	7,113
			64,922
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,788
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,490
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,282
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,190	3,129
			5,901
TOTAL HEALTH CARE			76,317
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		$ 800	$ 676
Hexcel Corp. 6.75% 2/1/15		2,350	2,256
Orbimage Holdings, Inc. 14.88% 7/1/12 (j)		1,720	1,858
			4,790
Airlines - 0.3%
Continental Airlines, Inc. 6.903% 4/19/22		820	726
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	738
10% 8/15/08 (a)		1,255	56
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (g)		10,185	10,264
8.021% 8/10/22 (g)		5,155	5,039
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	57
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	34
8.875% 6/1/06 (a)		1,355	41
Northwest Airlines, Inc. pass thru trust certificates:
7.027% 11/1/19		2,295	2,203
8.028% 11/1/17		1,080	1,048
			20,206
Building Products - 0.1%
Compagnie de St. Gobain 5.004% 4/11/12 (j)	EUR	1,250	1,762
NTK Holdings, Inc. 0% 3/1/14 (e)		6,210	3,695
			5,457
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	154
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,097
Allied Waste North America, Inc.:
6.5% 11/15/10		830	826
7.125% 5/15/16		5,645	5,603
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,838
9.25% 5/1/21		680	683
FTI Consulting, Inc.:
7.625% 6/15/13		720	734
7.75% 10/1/16		1,390	1,449
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mac-Gray Corp. 7.625% 8/15/15		$ 680	$ 673
West Corp. 9.5% 10/15/14		8,620	8,469
			23,526
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,253
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,250	1,748
			3,001
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	978
General Cable Corp. 7.125% 4/1/17		680	668
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	880
			2,526
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,500	3,339
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (j)	GBP	1,075	2,006
			5,345
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,183
Cummins, Inc. 7.125% 3/1/28		2,250	2,323
Invensys PLC 9.875% 3/15/11 (g)		56	59
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		800	768
9.5% 8/1/14		6,075	6,014
11.75% 8/1/16		5,160	5,121
			15,468
Marine - 0.2%
CMA CGM SA (Reg. S) 5.5% 5/16/12	EUR	875	1,157
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	4,583
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,705
US Shipping Partners LP 13% 8/15/14		3,185	3,121
			10,566
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		1,670	1,660
7.625% 12/1/13		1,700	1,658
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern Railway Co.:
7.5% 6/15/09		$ 3,165	$ 3,165
9.5% 10/1/08		1,350	1,380
TFM SA de CV 9.375% 5/1/12		6,450	6,740
			14,603
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	800	1,156
6.5% 2/27/19	GBP	600	1,148
Penhall International Corp. 12% 8/1/14 (g)		1,515	1,386
VWR Funding, Inc. 10.25% 7/15/15 (g)		7,550	7,173
			10,863
TOTAL INDUSTRIALS			116,351
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.6%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	6,337
Lucent Technologies, Inc.:
6.45% 3/15/29		17,840	14,629
6.5% 1/15/28		6,810	5,584
Nortel Networks Corp.:
9.4925% 7/15/11 (g)(j)		3,760	3,647
10.125% 7/15/13 (g)		3,730	3,879
10.75% 7/15/16 (g)		3,760	3,948
			38,024
Electronic Equipment & Instruments - 0.2%
NXP BV 9.5% 10/15/15		5,150	4,712
Texas Competitive Electric Holdings Co. LLC Series A 10.25% 11/1/15 (g)		9,085	8,994
			13,706
IT Services - 0.8%
Ceridian Corp.:
11.25% 11/15/15 (g)		5,030	4,672
12.25% 11/15/15 pay-in-kind (g)		6,750	6,303
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.:
6.625% 1/1/16		$ 10,955	$ 10,435
7.75% 1/15/15		4,830	4,878
8.25% 7/1/11		535	532
8.625% 4/1/13		2,900	2,936
8.75% 7/15/18		5,160	5,431
SunGard Data Systems, Inc.:
9.125% 8/15/13		5,280	5,359
10.25% 8/15/15		3,620	3,715
			44,261
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		4,585	4,562
Xerox Corp.:
6.4% 3/15/16		8,000	8,159
7.625% 6/15/13		12,010	12,611
			25,332
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. 9.25% 6/1/16		8,085	8,125
ASML Holding NV 5.75% 6/13/17	EUR	2,000	2,597
Avago Technologies Finance Ltd.:
10.6238% 6/1/13 (j)		902	916
11.875% 12/1/15		8,045	8,588
Freescale Semiconductor, Inc.:
8.875% 12/15/14		12,640	11,281
9.125% 12/15/14 pay-in-kind		34,460	29,377
10.125% 12/15/16		9,275	7,629
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.2406% 12/15/11 (j)		735	639
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,617
Viasystems, Inc. 10.5% 1/15/11		4,065	4,085
			74,854
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	792
TOTAL INFORMATION TECHNOLOGY			196,969
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 2.6%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		$ 3,940	$ 4,019
Bayer AG:
4.867% 4/10/10 (j)	EUR	1,250	1,811
5.625% 5/23/18	GBP	750	1,435
Huntsman LLC 11.625% 10/15/10		466	494
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	6,186
MacDermid, Inc. 9.5% 4/15/17 (g)		500	465
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		4,390	4,039
10.125% 12/1/14 pay-in-kind (g)		9,200	8,372
11.5% 12/1/16 (g)		5,920	5,091
SABIC Europe BV 4.5% 11/28/13	EUR	1,250	1,711
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,600	1,624
			35,247
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,450	1,965
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	602
BWAY Corp. 10% 10/15/10		1,175	1,163
Constar International, Inc. 11% 12/1/12		2,530	1,898
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	330
7.5% 12/15/96		3,685	2,948
8% 4/15/23		2,980	2,861
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	886
8.25% 5/15/13		3,390	3,441
8.875% 2/15/09		1,029	1,033
Tekni-Plex, Inc. 10.875% 8/15/12		980	1,068
Vitro SAB de CV:
8.625% 2/1/12		9,060	8,562
9.125% 2/1/17		2,210	2,033
			26,825
Metals & Mining - 1.5%
Aleris International, Inc. 9% 12/15/14		2,790	2,330
CAP SA 7.375% 9/15/36 (g)		1,730	1,644
Compass Minerals International, Inc. 0% 6/1/13 (e)		2,260	2,305
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		$ 3,915	$ 3,867
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,544
Evraz Group SA (Reg. S) 8.25% 11/10/15		3,675	3,652
Evraz Securities SA 10.875% 8/3/09		6,900	7,254
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	4,181
10.625% 9/1/16 (g)		3,480	4,002
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,295
8.25% 4/1/15		4,070	4,314
8.375% 4/1/17		11,870	12,701
8.3944% 4/1/15 (j)		7,310	7,401
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,405
Gerdau SA 8.875% (g)		2,590	2,681
GTL Trade Finance, Inc. 7.25% 10/20/17 (g)		2,000	2,000
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,708
Ispat Inland ULC 9.75% 4/1/14		932	1,012
PNA Intermediate Holding Corp. 11.8688% 2/15/13 pay-in-kind (g)(j)		1,680	1,512
RathGibson, Inc. 11.25% 2/15/14		5,905	5,846
Ryerson Tull, Inc. 12.6188% 11/1/14 (g)(j)		410	396
			90,050
Paper & Forest Products - 0.0%
Glatfelter 7.125% 5/1/16		550	545
NewPage Corp. 11.1613% 5/1/12 (j)		1,770	1,823
			2,368
TOTAL MATERIALS			156,455
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.6%
Citizens Communications Co.:
7.875% 1/15/27		3,700	3,506
9% 8/15/31		8,370	8,328
Deutsche Telekom International Finance BV 6.625% 7/11/11 (j)	EUR	750	1,138
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16		$ 1,116	$ 1,150
7.995% 6/1/36		8,910	9,390
France Telecom SA 4.375% 2/21/12	EUR	550	776
Indosat Finance Co. BV 7.75% 11/5/10		2,215	2,215
Intelsat Ltd.:
9.25% 6/15/16		2,240	2,248
11.25% 6/15/16		9,865	10,075
Koninklijke KPN NV 5% 11/13/12	EUR	1,700	2,417
Level 3 Financing, Inc.:
8.75% 2/15/17		8,590	7,409
12.25% 3/15/13		9,580	9,664
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,547
NTL Cable PLC:
8.75% 4/15/14		6,865	6,762
9.125% 8/15/16		3,065	3,027
Qwest Capital Funding, Inc.:
7.625% 8/3/21		370	333
7.75% 2/15/31		370	329
Qwest Corp.:
7.5% 10/1/14		760	770
7.875% 9/1/11		2,980	3,073
8.2406% 6/15/13 (j)		9,470	9,659
8.875% 3/15/12		24,535	26,252
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	2,852	537
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		285	241
6.875% 7/15/28		1,855	1,567
U.S. West Communications:
6.875% 9/15/33		27,138	25,035
7.125% 11/15/43		220	202
7.2% 11/10/26		875	814
7.25% 9/15/25		1,780	1,700
7.25% 10/15/35		5,830	5,480
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.5% 6/15/23		$ 1,880	$ 1,800
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	8,047
			159,491
Wireless Telecommunication Services - 1.1%
American Tower Corp. 7.125% 10/15/12		10,745	11,121
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,296
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	5,944
Digicel Group Ltd. 9.25% 9/1/12 (g)		1,880	1,922
MetroPCS Wireless, Inc. 9.25% 11/1/14		5,800	5,467
Millicom International Cellular SA 10% 12/1/13		11,820	12,618
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		3,735	3,852
9.75% 1/30/08 (Reg. S)		2,990	2,996
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		3,765	3,313
Telecom Personal SA 9.25% 12/22/10 (g)		10,245	10,386
			64,915
TOTAL TELECOMMUNICATION SERVICES			224,406
UTILITIES - 2.1%
Electric Utilities - 1.1%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	1,000	1,376
AES Gener SA 7.5% 3/25/14		3,410	3,572
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,499
Edison Mission Energy:
7.5% 6/15/13		8,960	9,094
7.75% 6/15/16		4,965	5,114
Energy Future Holdings:
10.875% 11/1/17 (g)		14,905	15,017
11.25% 11/1/17 pay-in-kind (g)		7,780	7,838
Intergen NV 9% 6/30/17 (g)		7,670	8,054
National Power Corp. 6.875% 11/2/16 (g)		4,685	4,755
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Reliant Energy, Inc.:
7.625% 6/15/14		$ 4,630	$ 4,561
7.875% 6/15/17		3,680	3,625
			66,505
Gas Utilities - 0.5%
Intergas Finance BV (Reg. S) 6.375% 5/14/17		8,690	7,799
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,626
8% 3/1/32		4,170	4,613
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		8,215	7,116
			27,154
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15 (g)		5,430	5,566
8% 10/15/17 (g)		13,560	13,933
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	469
6.4% 7/15/06 (c)		9,815	1,767
6.625% 11/15/05 (c)		2,200	396
6.725% 11/17/08 (c)(j)		684	123
6.75% 8/1/09 (c)		550	99
6.875% 10/15/07 (c)		1,330	239
6.95% 7/15/28 (c)		1,204	217
7.125% 5/15/07 (c)		235	42
7.375% 5/15/19 (c)		1,400	254
7.875% 6/15/03 (c)		235	42
9.125% 4/1/03 (c)		50	9
9.875% 6/5/03 (c)		4,720	850
NRG Energy, Inc.:
7.25% 2/1/14		655	639
7.375% 2/1/16		1,200	1,173
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,086	1,059
			26,877
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		1,615	2,027
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Utilicorp United, Inc. 9.95% 2/1/11 (j)		$ 39	$ 42
Veolia Environnement 6.125% 10/29/37	GBP	700	1,417
			3,486
TOTAL UTILITIES			124,022
TOTAL NONCONVERTIBLE BONDS			1,754,644
TOTAL CORPORATE BONDS (Cost $1,781,418)			1,755,132
U.S. Government and Government Agency Obligations - 20.8%

U.S. Government Agency Obligations - 4.5%
Fannie Mae:
5.125% 9/2/08		1,945	1,956
6.625% 9/15/09		62,115	65,192
Federal Home Loan Bank:
4.5% 10/14/08		5,975	5,988
5.8% 9/2/08		1,680	1,696
Freddie Mac:
3.625% 9/15/08		49,805	49,586
4.125% 11/30/09		100,950	101,970
4.75% 11/3/09		32,409	33,076
4.875% 2/17/09		2,851	2,881
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,111
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,375
4.974% 8/15/13		1,515	1,589
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		951	958
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			271,378
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 2.5% 7/15/16		38,794	41,404
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - 15.6%
U.S. Treasury Bonds:
6.125% 8/15/29		$ 105,150	$ 128,636
6.25% 8/15/23		61,500	73,632
stripped principal 0% 11/15/15		6,490	4,719
U.S. Treasury Notes:
3.125% 11/30/09 (h)		161,949	162,049
3.375% 11/30/12 (h)		267,036	266,091
4.25% 8/15/14		51,500	53,250
4.25% 11/15/17		26,000	26,453
4.5% 11/15/15		5,500	5,731
4.5% 5/15/17 (h)		66,135	68,540
4.625% 7/31/12		51,000	53,550
4.75% 5/31/12		12,000	12,665
4.75% 8/15/17		78,000	82,381
TOTAL U.S. TREASURY OBLIGATIONS			937,697
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,230,539)			1,250,479
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 8.4%
3.587% 9/1/33 (j)		713	714
3.718% 6/1/33 (j)		2,206	2,223
3.75% 4/1/34 (j)		1,999	1,987
3.782% 6/1/33 (j)		2,519	2,526
3.892% 5/1/33 (j)		816	819
3.901% 5/1/34 (j)		1,179	1,175
3.919% 9/1/33 (j)		2,167	2,178
3.936% 5/1/34 (j)		900	897
3.965% 8/1/33 (j)		978	983
3.967% 9/1/33 (j)		1,404	1,409
4% 9/1/13 to 5/1/20		4,731	4,588
4% 3/1/34 (j)		2,060	2,060
4% 4/1/34 (j)		2,199	2,193
4.026% 6/1/34 (j)		1,747	1,743
4.028% 3/1/34 (j)		4,150	4,146
4.053% 6/1/33 (j)		2,488	2,507
4.065% 3/1/35 (j)		3,174	3,172
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.116% 4/1/34 (j)		$ 2,687	$ 2,679
4.123% 5/1/34 (j)		2,166	2,163
4.159% 9/1/33 (j)		1,398	1,407
4.162% 8/1/33 (j)		1,051	1,055
4.186% 11/1/34 (j)		2,282	2,287
4.204% 6/1/34 (j)		1,943	1,940
4.288% 6/1/34 (j)		2,376	2,375
4.313% 1/1/35 (j)		1,894	1,895
4.344% 10/1/19 (j)		241	241
4.366% 11/1/35 (j)		6,369	6,386
4.405% 10/1/33 (j)		1,082	1,080
4.423% 8/1/34 (j)		4,912	4,911
4.445% 5/1/35 (j)		3,087	3,116
4.453% 11/1/33 (j)		267	268
4.457% 8/1/35 (j)		3,421	3,432
4.482% 1/1/35 (j)		1,203	1,204
4.49% 12/1/34 (j)		129	129
4.493% 3/1/35 (j)		5,850	5,856
4.5% 3/1/18 to 12/1/18		11,416	11,278
4.561% 8/1/34 (j)		4,137	4,158
4.569% 1/1/35 (j)		1,928	1,932
4.592% 2/1/36 (j)		3,071	3,082
4.599% 8/1/35 (j)		2,557	2,591
4.642% 1/1/35 (j)		1,233	1,237
4.645% 10/1/34 (j)		724	727
4.664% 6/1/35 (j)		888	896
4.675% 8/1/35 (j)		1,132	1,140
4.682% 9/1/34 (j)		3,102	3,118
4.69% 2/1/35 (j)		3,135	3,146
4.715% 2/1/35 (j)		1,479	1,485
4.727% 12/1/35 (j)		7,688	7,719
4.744% 3/1/35 (j)		1,216	1,221
4.75% 7/1/35 (j)		814	816
4.761% 1/1/35 (j)		1,040	1,042
4.773% 7/1/35 (j)		817	820
4.774% 12/1/35 (j)		807	812
4.792% 7/1/35 (j)		968	972
4.793% 6/1/35 (j)		1,434	1,439
4.795% 4/1/35 (j)		2,265	2,283
4.822% 12/1/34 (j)		2,341	2,352
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.825% 9/1/34 (j)		$ 1,005	$ 1,010
4.842% 9/1/34 (j)		2,109	2,118
4.843% 10/1/34 (j)		2,041	2,051
4.844% 11/1/35 (j)		1,809	1,821
4.852% 7/1/35 (j)		1,343	1,350
4.861% 7/1/34 (j)		1,019	1,024
4.87% 1/1/35 (j)		814	818
4.882% 10/1/35 (j)		271	273
4.883% 5/1/35 (j)		334	337
4.884% 11/1/35 (j)		2,010	2,027
4.91% 3/1/33 (j)		666	671
4.93% 8/1/34 (j)		2,030	2,043
4.944% 8/1/34 (j)		1,076	1,083
4.948% 2/1/35 (j)		1,230	1,238
4.95% 3/1/35 (j)		1,108	1,115
4.997% 2/1/34 (j)		1,695	1,708
5% 1/1/14 to 11/1/37 (i)		212,637	208,444
5.019% 5/1/35 (j)		2,678	2,701
5.023% 12/1/32 (j)		1,541	1,553
5.064% 10/1/35 (j)		1,387	1,399
5.081% 7/1/34 (j)		380	383
5.095% 5/1/35 (j)		348	353
5.103% 10/1/35 (j)		813	821
5.121% 8/1/34 (j)		1,345	1,358
5.132% 10/1/35 (j)		806	814
5.135% 8/1/36 (j)		5,372	5,410
5.161% 3/1/36 (j)		2,553	2,588
5.188% 7/1/35 (j)		3,117	3,153
5.249% 11/1/36 (j)		499	504
5.261% 4/1/36 (j)		1,052	1,074
5.262% 5/1/35 (j)		1,076	1,088
5.284% 7/1/35 (j)		5,803	5,865
5.299% 12/1/36 (j)		542	546
5.308% 3/1/36 (j)		6,968	7,073
5.334% 2/1/36 (j)		178	179
5.34% 1/1/36 (j)		2,500	2,522
5.363% 2/1/36 (j)		1,622	1,636
5.376% 3/1/37 (j)		7,856	7,952
5.393% 7/1/35 (j)		439	444
5.396% 2/1/37 (j)		2,836	2,868
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.398% 2/1/37 (j)		$ 592	$ 599
5.48% 6/1/47 (j)		499	505
5.482% 2/1/37 (j)		3,981	4,037
5.5% 5/1/11 to 4/1/19		24,611	25,065
5.52% 11/1/36 (j)		944	954
5.618% 2/1/36 (j)		722	733
5.645% 4/1/37 (j)		2,660	2,699
5.65% 4/1/36 (j)		2,657	2,704
5.66% 6/1/36 (j)		1,648	1,676
5.792% 3/1/36 (j)		5,458	5,554
5.797% 5/1/36 (j)		631	641
5.8% 1/1/36 (j)		378	385
5.821% 5/1/36 (j)		3,976	4,043
5.86% 6/1/35 (j)		2,462	2,504
5.893% 12/1/36 (j)		990	1,010
5.903% 9/1/36 (j)		1,148	1,165
5.938% 5/1/36 (j)		1,734	1,767
5.966% 5/1/36 (j)		663	677
6% 10/1/08 to 6/1/30		15,601	15,958
6.017% 4/1/36 (j)		10,563	10,774
6.102% 3/1/37 (j)		1,094	1,118
6.159% 4/1/36 (j)		1,130	1,153
6.224% 6/1/36 (j)		177	180
6.226% 3/1/37 (j)		330	338
6.5% 12/1/12 to 9/1/32		5,141	5,316
7% 9/1/25		4	4
7.5% 1/1/28 to 5/1/37		938	987
TOTAL FANNIE MAE			505,971
Freddie Mac - 3.1%
3.376% 7/1/33 (j)		1,996	1,992
3.995% 5/1/33 (j)		3,245	3,270
4% 5/1/19 to 11/1/20		5,224	5,033
4.004% 4/1/34 (j)		3,483	3,462
4.075% 7/1/35 (j)		1,589	1,593
4.178% 1/1/35 (j)		3,190	3,196
4.5% 2/1/18 to 8/1/33		6,490	6,378
4.584% 6/1/33 (j)		994	994
4.645% 5/1/35 (j)		2,150	2,155
4.665% 2/1/35 (j)		8,020	8,023
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
4.697% 9/1/36 (j)		$ 674	$ 674
4.704% 9/1/35 (j)		4,272	4,288
4.79% 2/1/36 (j)		287	288
4.807% 3/1/35 (j)		632	633
4.819% 5/1/35 (j)		5,447	5,457
4.851% 10/1/35 (j)		1,287	1,297
4.897% 10/1/36 (j)		3,588	3,606
5% 3/1/18 to 7/1/19		6,007	6,053
5.01% 7/1/35 (j)		3,459	3,475
5.02% 1/1/37 (j)		5,175	5,205
5.021% 4/1/35 (j)		103	104
5.024% 4/1/35 (j)		2,351	2,370
5.034% 10/1/36 (j)		1,434	1,445
5.042% 4/1/35 (j)		2,505	2,519
5.115% 7/1/35 (j)		942	950
5.267% 2/1/36 (j)		60	61
5.332% 9/1/35 (j)		719	726
5.43% 3/1/37 (j)		426	429
5.5% 8/1/14 to 6/1/20		34,764	35,349
5.501% 1/1/36 (j)		831	840
5.542% 4/1/37 (j)		644	651
5.585% 3/1/36 (j)		4,375	4,426
5.648% 8/1/36 (j)		4,403	4,454
5.758% 10/1/35 (j)		309	313
5.763% 5/1/37 (j)		4,914	4,972
5.773% 1/1/36 (j)		404	408
5.786% 3/1/37 (j)		2,291	2,318
5.794% 4/1/37 (j)		2,199	2,225
5.822% 5/1/37 (j)		490	496
5.829% 5/1/37 (j)		741	750
5.839% 5/1/37 (j)		2,908	2,946
5.839% 6/1/37 (j)		1,737	1,761
5.95% 4/1/36 (j)		5,745	5,835
6% 7/1/16 to 2/1/19		7,548	7,757
6.015% 6/1/36 (j)		777	788
6.033% 1/1/37 (j)		2,166	2,202
6.141% 2/1/37 (j)		647	657
6.154% 12/1/36 (j)		5,293	5,367
6.19% 7/1/36 (j)		2,986	3,043
6.226% 5/1/36 (j)		640	651
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
6.271% 6/1/37 (j)		$ 453	$ 460
6.362% 7/1/36 (j)		832	848
6.417% 6/1/37 (j)		169	173
6.496% 9/1/36 (j)		3,958	4,038
6.5% 10/1/10 to 3/1/36		14,909	15,426
6.725% 8/1/37 (j)		1,282	1,309
7.581% 4/1/37 (j)		180	184
8.5% 3/1/20		11	12
TOTAL FREDDIE MAC			186,335
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		13	13
6.5% 4/15/26 to 5/15/26		43	45
7% 9/15/25 to 8/15/31		79	83
7.5% 2/15/22 to 8/15/28		130	139
8% 9/15/26 to 12/15/26		24	26
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			306
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $681,969)			692,612
Asset-Backed Securities - 0.5%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.157% 5/25/16 (j)	EUR	500	692
Series 2007-1:
Class B, 5.044% 3/25/17 (j)	EUR	1,100	1,559
Class C, 5.224% 3/25/17 (j)	EUR	800	1,118
Auto ABS Compartiment Series 2006-1 Class B, 4.88% 7/25/17 (j)	EUR	1,000	1,386
Clock Finance BV Series 2007-1:
Class B2, 4.847% 2/25/15 (j)	EUR	700	961
Class C2, 5.027% 2/25/15 (j)	EUR	400	542
Driver One GmbH Series 1 Class B, 4.794% 5/21/10 (j)	EUR	84	122
FCC SPARC Series 2007-1 Class D, 6.932% 7/15/10 (j)	EUR	500	719
Geldilux Ltd. Series 2007-TS Class C, 5.285% 9/8/14 (j)	EUR	400	541
GLS Ltd. Series 2006-1 Class C, 5.232% 7/15/14 (j)	EUR	500	711
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Greene King Finance PLC Series A1, 6.8113% 6/15/31 (j)	GBP	1,000	$ 1,849
Lambda Finance BV Series 2005-1X Class C1, 7.0075% 11/15/29 (j)	GBP	500	925
Leek Finance PLC Series 18X Class BC, 5.212% 9/21/38 (j)	EUR	600	776
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.905% 1/30/40 (j)	EUR	400	572
Class D, 5.105% 1/30/40 (j)	EUR	550	766
Prime Bricks Series 2007-1:
Class B, 4.905% 1/30/40 (j)	EUR	550	787
Class C, 5.105% 1/30/40 (j)	EUR	450	627
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.554% 3/10/17 (j)	EUR	1,000	1,337
Provide Bricks Series 2007-1 Class B, 4.965% 1/30/40 (j)	EUR	1,400	1,983
Red & Black Consumer PLC Series 2006-1 Class C, 4.775% 5/15/21 (j)	EUR	2,600	3,785
Sedna Finance Corp.:
5.41% 12/23/14 (j)	EUR	500	435
5.698% 3/15/16 (j)	EUR	1,150	856
Southern Gas Networks PLC Class A1, 4.893% 10/21/10 (j)	EUR	150	219
Stichting Mars Series 2006 Class C, 5.023% 8/28/14 (j)	EUR	1,000	1,373
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	117
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 7.1719% 10/25/45 (j)	GBP	1,052	1,694
TOTAL ASSET-BACKED SECURITIES (Cost $26,565)			26,452
Collateralized Mortgage Obligations - 3.3%

Private Sponsor - 0.2%
Arkle Master Issuer PLC Series 2006-1X Class 2C, 4.93% 2/17/52 (j)	EUR	950	1,361
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.179% 4/12/56 (j)	EUR	650	864
EPIC PLC Series BROD Class D, 5.133% 1/22/16 (j)	EUR	400	551
Granite Mortgages PLC 5.023% 1/20/43 (j)	EUR	290	423
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Private Sponsor - continued
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.582% 7/15/40 (j)	EUR	500	$ 723
RMAC PLC Series 2005-NS4X Class M2A, 7.4325% 12/12/43 (j)	GBP	1,700	3,245
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 7.1725% 6/12/44 (j)	GBP	1,250	2,351
Shield BV Series 1 Class C, 5.043% 1/20/14 (j)	EUR	1,500	2,098
TOTAL PRIVATE SPONSOR			11,616
U.S. Government Agency - 3.1%
Fannie Mae:
floater Series 2007-95 Class A1, 5.115% 8/27/36 (j)		12,924	12,920
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	8,832
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,333	1,348
Series 2002-11:
Class QC, 5.5% 3/25/17		3,434	3,477
Class UC, 6% 3/25/17		2,483	2,543
Series 2002-18 Class PC, 5.5% 4/25/17		4,075	4,136
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,819
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,495
Series 2002-9 Class PC, 6% 3/25/17		245	250
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,807
Class PE, 4% 11/25/18		1,515	1,426
Series 2003-122 Class OL, 4% 12/25/18		2,120	2,008
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,505
Series 2003-70 Class BJ, 5% 7/25/33		890	845
Series 2003-85 Class GD, 4.5% 9/25/18		1,225	1,201
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,935
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,394
Class KD, 4.5% 7/25/18		3,035	3,011
Series 2005-52 Class PB, 6.5% 12/25/34		4,571	4,688
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		3,403	3,415
Series 2004-95 Class AN, 5.5% 1/25/25		2,109	2,134
Series 2005-117, Class JN, 4.5% 1/25/36		808	727
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: sequential payer: - continued
Series 2005-29 Class KA, 4.5% 2/25/35		$ 2,741	$ 2,706
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,509
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		425	434
Series 2115 Class PE, 6% 1/15/14		186	190
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 5.5275% 1/15/30 (j)		6,103	6,117
Series 2630 Class FL, 5.5275% 6/15/18 (j)		104	105
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		915	934
Series 2378 Class PE, 5.5% 11/15/16		5,221	5,301
Series 2381 Class OG, 5.5% 11/15/16		732	744
Series 2390 Class CH, 5.5% 12/15/16		2,397	2,434
Series 2425 Class JH, 6% 3/15/17		1,266	1,298
Series 2628 Class OP, 3.5% 11/15/13		1,136	1,129
Series 2695 Class DG, 4% 10/15/18		3,865	3,669
Series 2743 Class HE, 4.5% 2/15/19		4,390	4,280
Series 2773 Class EG, 4.5% 4/15/19		14,395	14,044
Series 2831 Class PB, 5% 7/15/19		3,990	3,961
Series 2866 Class XE, 4% 12/15/18		4,450	4,355
Series 2996 Class MK, 5.5% 6/15/35		876	892
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,249	1,279
Series 2467 Class NB, 5% 7/15/17		1,610	1,613
Series 2569 Class HB, 5% 9/15/16		5,709	5,707
Series 2570 Class CU, 4.5% 7/15/17		347	344
Series 2572 Class HK, 4% 2/15/17		510	501
Series 2617 Class GW, 3.5% 6/15/16		426	421
Series 2627:
Class BG, 3.25% 6/15/17		232	223
Class KP, 2.87% 12/15/16		239	230
Series 2685 Class ND, 4% 10/15/18		1,745	1,641
Series 2773 Class TA, 4% 11/15/17		2,924	2,875
Series 2849 Class AL, 5% 5/15/18		1,487	1,490
Series 2860 Class CP, 4% 10/15/17		444	437
Series 2930 Class KT, 4.5% 2/15/20		7,833	7,390
Series 2937 Class HJ, 5% 10/15/19		1,658	1,663
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3266 Class D, 5% 1/15/22		$ 15,423	$ 15,181
Series 2564 Class BQ, 5.5% 10/15/17		2,969	3,010
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,090
Series 2863 Class DB, 4% 9/15/14		254	247
Series 2975 Class NA, 5% 7/15/23		1,492	1,496
TOTAL U.S. GOVERNMENT AGENCY			183,856
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $191,912)			195,472
Commercial Mortgage Securities - 0.4%

Broadgate PLC 7.0438% 10/5/25 (j)	GBP	895	1,689
Bruntwood Alpha PLC Series 2007-1 Class C, 6.7831% 1/15/17 (j)	GBP	700	1,268
Canary Wharf Finance II plc Series 3MUK Class C2, 6.8256% 10/22/37 (j)	GBP	1,000	1,822
European Property Capital Series 4 Class C, 6.3194% 7/20/14 (j)	GBP	297	571
German Residential Asset Note Distributor PLC Series 1 Class A, 4.893% 7/20/16 (j)	EUR	1,324	1,814
JLOC 36 LLC Reg. S:
Class A1, 1.1875% 2/16/16 (j)	JPY	87,220	779
Class B, 1.3575% 2/16/16 (j)	JPY	88,660	789
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3819% 1/15/15 (j)	JPY	105,424	940
Opera Finance (CMH) PLC Class B, 5.032% 1/15/15 (j)	EUR	1,100	1,534
Opera Finance PLC 6.525% 7/31/13 (j)	GBP	985	1,922
Paris Prime Community Real Estate Series 2006-1 Class B, 4.903% 4/22/14 (g)(j)	EUR	1,000	1,412
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.4931% 7/15/16 (j)	GBP	2,000	3,805
Rivoli Pan Europe PLC Series 2006-1 Class B 4.544% 8/3/18 (j)	EUR	650	898
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Silver Maple Investment Co. Ltd. Class 2A, 4.765% 4/30/14 (j)	EUR	700	$ 991
Skyline BV Series 2007-1 Class D, 5.463% 7/22/43 (j)	EUR	1,100	1,486
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,997)			21,720
Foreign Government and Government Agency Obligations - 19.0%

Arab Republic 8.75% 7/18/12 (g)	EGP	16,490	3,069
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,287	4,116
5.389% 8/3/12 (j)		19,878	17,521
7% 3/28/11		43,290	39,833
7% 9/12/13		27,720	23,704
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,078
Banco Central del Uruguay:
value recovery A rights 1/2/21(a) (l)		1,000,000	0
value recovery B rights 1/2/21(a) (l)		750,000	0
Belgian Kingdom 5% 3/28/35	EUR	2,250	3,407
Brazilian Federative Republic:
6% 9/15/13		1,700	1,698
7.125% 1/20/37		5,060	5,756
8.25% 1/20/34		5,500	6,952
8.75% 2/4/25		5,240	6,699
10% 1/1/10	BRL	2,607	1,395
12.25% 3/6/30		8,910	15,414
12.5% 1/5/16	BRL	3,390	2,068
12.75% 1/15/20		4,385	6,917
British Columbia Province 5.7% 6/18/29	CAD	12,000	13,922
Canadian Government:
4% 6/1/17	CAD	101,200	101,928
5% 6/1/37	CAD	28,000	32,567
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,477	2,455
warrants 11/15/20 (a) (l)		2,750	638
Chilean Republic 5.5% 1/15/13		2,740	2,820
Colombian Republic:
7.375% 9/18/37		5,250	5,841
11.75% 2/25/20		1,770	2,637
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		2,190	2,091
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Dominican Republic:
Brady 6.3125% 8/30/09 (j)		$ 1,283	$ 1,279
Brady 5.7188% 8/30/24 (j)		12,873	12,809
9.04% 1/23/18 (g)		5,897	6,678
9.5% 9/27/11 (Reg. S)		3,487	3,679
Ecuador Republic:
10% 8/15/30 (Reg. S)		8,715	8,410
euro par 5% 2/28/25		1,580	1,164
French Republic:
4.75% 4/25/35	EUR	21,200	31,326
5.5% 4/25/29	EUR	6,000	9,746
Gabonese Republic 8.2% 12/12/17 (g)		9,475	9,854
German Federal Republic:
2.25% 4/15/13	EUR	77,013	113,950
3.25% 7/4/15	EUR	300	410
4.25% 7/4/17	EUR	32,100	46,604
4.25% 7/4/39	EUR	22,700	31,221
Ghana Republic 8.5% 10/4/17 (g)		5,200	5,473
Indonesian Republic:
6.625% 2/17/37 (g)		7,550	7,191
6.75% 3/10/14 (Reg. S)		3,275	3,381
8.5% 10/12/35		915	1,072
Irish Republic 4.5% 10/18/18	EUR	8,750	12,768
Islamic Republic of Pakistan:
6.75% 2/19/09		5,700	5,372
7.125% 3/31/16 (g)		2,975	2,596
Italian Republic 6% 5/1/31	EUR	2,030	3,397
Japan Government:
0.5703% 1/15/08	JPY	750,000	6,724
0.92% 11/20/20 (j)	JPY	3,100,000	26,793
0.93% 7/20/20 (j)	JPY	825,000	6,975
1.5% 3/20/14	JPY	2,365,000	21,702
2.1% 9/20/27	JPY	1,000,000	8,989
2.5% 9/20/37	JPY	4,650,000	42,958
Real Return Bond 1.1% 12/10/16	JPY	3,895,000	35,127
Lebanese Republic:
7.125% 3/5/10		1,140	1,112
7.875% 5/20/11 (Reg. S)		4,500	4,376
8.1563% 11/30/09 (g)(j)		2,180	2,153
8.1563% 11/30/09 (Reg. S) (j)		9,470	9,352
8.625% 6/20/13 (Reg. S)		5,130	5,053
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Peruvian Republic:
3% 3/7/27 (f)		$ 900	$ 695
6.4375% 3/7/27 (j)		1,545	1,526
euro Brady past due interest 6.4375% 3/7/17 (j)		1,127	1,124
Philippine Republic:
8.25% 1/15/14		2,955	3,324
9.5% 2/2/30		4,155	5,640
9.875% 1/15/19		2,350	3,079
10.625% 3/16/25		4,275	6,156
Republic of Fiji 6.875% 9/13/11		3,310	2,979
Republic of Serbia 3.75% 11/1/24 (f)(g)		2,035	1,887
Russian Federation:
7.5% 3/31/30 (g)		3,861	4,406
7.5% 3/31/30 (Reg. S)		48,931	55,842
12.75% 6/24/28 (Reg. S)		8,345	15,292
South African Republic 6.5% 6/2/14		2,790	2,964
Turkish Republic:
6.75% 4/3/18		6,635	6,811
6.875% 3/17/36		11,960	11,751
7% 9/26/16		2,570	2,731
7.375% 2/5/25		7,355	7,796
11% 1/14/13		4,055	4,980
11.875% 1/15/30		7,575	11,919
UK Treasury GILT:
4% 9/7/16	GBP	600	1,150
4.25% 12/7/27	GBP	8,000	15,455
4.25% 6/7/32	GBP	850	1,657
4.25% 3/7/36	GBP	15,930	31,312
4.25% 12/7/46	GBP	19,100	37,850
4.5% 12/7/42	GBP	4,500	9,290
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		3,775	3,709
Ukraine Government 6.75% 11/14/17 (g)		6,310	6,200
United Mexican States:
6.75% 9/27/34		1,725	1,905
7.5% 4/8/33		7,695	9,192
8.3% 8/15/31		7,435	9,602
Uruguay Republic:
5% 9/14/18	UYU	38,881	1,943
8% 11/18/22		2,992	3,351
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		3,260	121
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Venezuelan Republic: - continued
5.375% 8/7/10		$ 4,250	$ 3,995
6.18% 4/20/11 (j)		8,535	7,707
7.65% 4/21/25		2,690	2,300
8.5% 10/8/14		6,650	6,417
9.25% 9/15/27		16,650	16,608
9.375% 1/13/34		4,280	4,259
10.75% 9/19/13		10,748	11,500
13.625% 8/15/18		7,175	9,202
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		1,890	1,597
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,104,399)			1,142,444
Supranational Obligations - 0.0%

Inter-American Development Bank 6.625% 4/17/17 (Cost $1,725)	PEN	5,600	1,885
Common Stocks - 0.2%
		Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)		113,725	0
Remy International, Inc. (a)		40,800	1,285
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit		165,925	1,497
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)		6	0
TOTAL CONSUMER DISCRETIONARY			2,782
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)		593,040	8,830
Northwest Airlines Corp. (a)		131,804	1,901
			10,731
Common Stocks - continued
		Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)		546,000	$ 25
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		895	2
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	202
TOTAL COMMON STOCKS (Cost $17,133)			13,742
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	358
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,690	1,690
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%		1,260	1,281
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		119	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		5,078	6,348
TOTAL NONCONVERTIBLE PREFERRED STOCKS			9,319
TOTAL PREFERRED STOCKS (Cost $8,873)			9,677
Floating Rate Loans - 4.2%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
Dana Corp. term loan 7.98% 4/13/08 (j)		$ 2,390	$ 2,378
Lear Corp. term loan 7.6042% 4/25/12 (j)		2,448	2,380
			4,758
Automobiles - 0.5%
AM General LLC:
Tranche B, term loan 8.1766% 9/30/13 (j)		3,571	3,482
8.2425% 9/30/12 (j)		132	129
Ford Motor Co. term loan 8% 12/15/13 (j)		24,879	23,013
General Motors Corp. term loan 7.615% 11/29/13 (j)		973	912
			27,536
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (j)		4,150	3,818
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 6.9923% 2/16/14 (j)		143	135
OSI Restaurant Partners, Inc.:
term loan 7.125% 6/14/14 (j)		480	444
7.1275% 6/14/13 (j)		41	38
Six Flags, Inc. Tranche B, term loan 7.2495% 4/30/15 (j)		726	665
			1,282
Media - 0.5%
Advanstar, Inc. Tranche 2LN, term loan 9.8425% 11/30/14 (j)		380	350
Charter Communications Operating LLC Tranche B 1LN, term loan 6.99% 3/6/14 (j)		24,052	22,459
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (j)		6,268	5,916
Discovery Communications, Inc. term loan 6.83% 5/14/14 (j)		1,045	1,012
			29,737
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 6.9392% 4/6/13 (j)		2,008	1,927
Specialty Retail - 0.2%
Claire's Stores, Inc. term loan 7.5905% 5/29/14 (j)		4,428	3,753
Michaels Stores, Inc. term loan 7.6136% 10/31/13 (j)		5,124	4,740
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Holdings LLC Tranche B, term loan 7.5194% 11/16/13 (j)		$ 741	$ 696
Toys 'R' US, Inc. term loan 8.225% 12/9/08 (j)		6,110	5,927
			15,116
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 8.815% 3/5/14 (j)		1,650	1,644
Tranche B 1LN, term loan 6.7789% 9/5/13 (j)		3,703	3,596
			5,240
TOTAL CONSUMER DISCRETIONARY			89,414
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.5964% 6/5/13 (j)		1,096	1,069
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 6.8002% 6/4/14 (j)		2,700	2,518
TOTAL CONSUMER STAPLES			3,587
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 6.845% 1/12/14 (j)		570	555
Helix Energy Solutions Group, Inc. term loan 7.0727% 7/1/13 (j)		695	670
			1,225
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.5806% 12/28/10 (j)		532	516
Tranche D, term loan 8.4811% 12/28/13 (j)		1,730	1,678
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (j)		4,370	4,359
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.3231% 10/31/12 (j)		540	526
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
Oil, Gas & Consumable Fuels - continued
term loan 6.9198% 10/31/12 (j)		$ 962	$ 938
Venoco, Inc. Tranche 2LN, term loan 8.9375% 5/7/14 (j)		410	400
			8,417
TOTAL ENERGY			9,642
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 8.4481% 4/8/12 (j)		2,270	2,099
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.98% 12/16/10 (j)		3,554	3,478
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 8.24% 10/10/13 (j)		6,687	5,851
8.24% 10/10/13 (j)		1,800	1,575
			7,426
TOTAL FINANCIALS			13,003
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4/26/15 (n)		176	175
8.08% 4/26/15 (j)		704	700
			875
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (j)		6,043	5,771
Tranche DD, term loan 7/25/14 (n)		304	290
DaVita, Inc. Tranche B1, term loan 6.5548% 10/5/12 (j)		3,576	3,433
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (j)		14,474	13,967
Health Management Associates, Inc. Tranche B, term loan 6.5802% 2/28/14 (j)		953	887
			24,348
TOTAL HEALTH CARE			25,223
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 7.9963% 2/21/13 (j)		$ 85	$ 83
Tranche 2LN, term loan 12.2438% 2/21/14 (j)		140	137
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.45% 9/29/13 (j)		165	162
Tranche 2LN, term loan 10.95% 3/28/14 (j)		70	70
			452
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.6206% 3/28/14 (j)		210	201
term loan 6.586% 3/28/14 (j)		349	334
ARAMARK Corp.:
term loan 6.83% 1/26/14 (j)		1,990	1,890
6.83% 1/26/14 (j)		142	135
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.1% 2/7/15 (j)		650	600
			3,160
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 6.9634% 1/31/14 (j)		312	307
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 6.8026% 10/3/12 (j)		97	93
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (j)		53	52
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (j)		4,050	3,848
Tranche B 1LN, term loan 7.4463% 5/4/14 (j)		530	508
Navistar International Corp.:
term loan 8.2338% 1/19/12 (j)		2,310	2,206
Credit-Linked Deposit 8.2793% 1/19/12 (j)		840	802
			7,416
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.4038% 11/30/14 (j)		$ 810	$ 648
VWR Funding, Inc. term loan 7.6981% 6/29/14 (j)		1,440	1,364
			2,012
TOTAL INDUSTRIALS			13,440
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (j)		5,246	5,102
Tranche B-A1, term loan 7.455% 10/1/14 (j)		1,507	1,466
Tranche B-B, term loan 7.455% 10/1/12 (j)		6,753	6,593
			13,161
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.044% 3/20/13 (j)		3,610	3,519
SunGard Data Systems, Inc. term loan 6.8975% 2/28/14 (j)		5,508	5,316
			8,835
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 6.975% 12/1/13 (j)		11,872	11,011
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (j)		3,912	3,658
Open Solutions, Inc. term loan 7.275% 1/23/14 (j)		239	222
			3,880
TOTAL INFORMATION TECHNOLOGY			36,887
MATERIALS - 0.4%
Chemicals - 0.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 6.975% 4/2/13 (j)		206	199
term loan 6.9788% 4/2/14 (j)		1,128	1,087
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
MATERIALS - continued
Momentive Performance Materials, Inc. Tranche B1, term loan 7.125% 12/4/13 (j)		$ 1,030	$ 988
Solutia, Inc. Tranche B, term loan 8.06% 3/31/08 (j)		180	179
			2,453
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 7.16% 4/3/15 (j)		4,873	4,532
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.0032% 12/19/13 (j)		2,792	2,548
Novelis Corp. term loan 7.2% 7/6/14 (j)		4,477	4,175
			6,723
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (j)		11,672	11,132
TOTAL MATERIALS			24,840
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Intelsat Bermuda Ltd. term loan 7.725% 1/12/14 (j)		1,880	1,847
Level 3 Communications, Inc. term loan 7.4925% 3/13/14 (j)		8,440	7,986
Paetec Communications, Inc. Tranche B, term loan 7.3219% 2/28/13 (j)		308	302
Wind Telecomunicazioni SpA:
term loan 12.4488% 12/12/11 pay-in-kind (j)		3,765	3,648
Tranche 2, term loan 11.3194% 3/21/15 (j)		2,840	2,883
Tranche B, term loan 7.5694% 9/21/13 (j)		1,420	1,399
Tranche C, term loan 8.3194% 9/21/14 (j)		1,420	1,399
			19,464
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. Tranche B, term loan 7.83% 6/16/13 (j)		621	612
MetroPCS Wireless, Inc. Tranche B, term loan 7.3027% 11/3/13 (j)		1,442	1,382
			1,994
TOTAL TELECOMMUNICATION SERVICES			21,458
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Boston Generating LLC Tranche B 1LN, term loan 7.08% 12/20/13 (j)		$ 2	$ 2
Calpine Corp. Tranche D, term loan 7.08% 3/29/09 (j)		7,732	7,480
NRG Energy, Inc.:
term loan 6.9481% 2/1/13 (j)		4,452	4,229
6.8481% 2/1/13 (j)		2,055	1,953
			13,664
TOTAL FLOATING RATE LOANS (Cost $264,244)			251,158
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (j)		156	152
- Citibank:
6.25% 3/28/13 (j)		545	535
6.25% 12/14/19 (j)		1,411	1,316
- Credit Suisse First Boston 6.25% 3/28/13 (j)		2,448	2,399
- Deutsche Bank:
1.407% 3/28/13 (j)	JPY	67,150	578
6.25% 3/28/13 (j)		700	686
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,438)			5,666
Commercial Paper - 0.5%

Cancara Asset Securitisation Ltd. 4.65% 1/29/08	EUR	5,300	7,707
DEPFA BANK PLC 4.57% 1/30/08	EUR	5,300	7,707
Grampian Funding Ltd. 4.65% 1/25/08	EUR	5,300	7,705
HSH Nordbank AG 4.58% 1/30/08	EUR	5,300	7,705
TOTAL COMMERCIAL PAPER (Cost $30,402)			30,824
Fixed-Income Funds - 5.2%
		Shares
Fidelity Floating Rate Central Fund (k) (Cost $329,508)		3,273,798	313,392
Preferred Securities - 0.8%
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 14,700	$ 15,153
Net Servicos de Comunicacao SA 9.25% (g)		7,135	7,317
			22,470
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%		20,968	21,212
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	1,300	1,636
MUFG Capital Finance 3 Ltd. 2.68% (j)	JPY	150,000	1,350
			2,986
TOTAL PREFERRED SECURITIES (Cost $46,331)			46,668
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $101)		8,380	398
Money Market Funds - 10.6%
		Shares
Fidelity Cash Central Fund, 4.58% (b) (Cost $638,470)		638,470,076	638,470
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $6,380,024)			6,396,191
NET OTHER ASSETS - (6.5)%			(391,653)
NET ASSETS - 100%			$ 6,004,538
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.807% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	$ 55,000	$ 1,459
Receive semi-annually a fixed rate equal to 3.967% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Dec. 2009	11,100	26
Receive semi-annually a fixed rate equal to 4.64% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Oct. 2009	75,000	877
Receive semi-annually a fixed rate equal to 4.681% and pay quarterly a floating rate based on a 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	67,000	1,621
Receive semi-annually a fixed rate equal to 4.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2009	10,000	288
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	22,000	787
		$ 240,100	$ 5,058
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $474,017,000 or 7.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $480,000 and $465,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26,525
Fidelity Floating Rate Central Fund	21,987
Total	$ 48,512

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 138,003	$ 191,912	$ -	$ 313,392	12.6%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	69.7%
Germany	3.7%
Canada	3.1%
United Kingdom	3.0%
Japan	2.5%
Argentina	2.1%
Venezuela	1.7%
Russia	1.6%
Brazil	1.2%
France	1.1%
Netherlands	1.1%
Ireland	1.0%
Others (individually less than 1%)	8.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,412,046)	$ 5,444,329
Fidelity Central Funds (cost $967,978)	951,862
Total Investments (cost $6,380,024)		$ 6,396,191
Commitment to sell securities on a delayed delivery basis	(176,623)
Receivable for securities sold on a delayed delivery basis	176,747	124
Receivable for investments sold, regular delivery		50,724
Cash		1,649
Foreign currency held at value (cost $206)		206
Receivable for fund shares sold		19,062
Dividends receivable		47
Interest receivable		74,884
Distributions receivable from Fidelity Central Funds		4,283
Swap agreements, at value		5,058
Prepaid expenses		18
Other receivables		153
Total assets		6,552,399

Liabilities
Payable for investments purchased Regular delivery	$ 43,562
Delayed delivery	480,428
Payable for fund shares redeemed	13,756
Distributions payable	4,459
Accrued management fee	2,795
Distribution fees payable	1,770
Other affiliated payables	894
Other payables and accrued expenses	197
Total liabilities		547,861

Net Assets		$ 6,004,538
Net Assets consist of:
Paid in capital		$ 5,932,611
Undistributed net investment income		6,580
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,844
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,503
Net Assets		$ 6,004,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,931,359 ÷ 166,176 shares)	$ 11.62

Maximum offering price per share (100/96.00 of $11.62)	$ 12.10
Class T: Net Asset Value and redemption price per share ($1,982,884 ÷ 170,672 shares)	$ 11.62

Maximum offering price per share (100/96.00 of $11.62)	$ 12.10
Class B: Net Asset Value and offering price per share ($334,867 ÷ 28,750 shares)A	$ 11.65

Class C: Net Asset Value and offering price per share ($866,176 ÷ 74,654 shares)A	$ 11.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,252 ÷ 75,843 shares)	$ 11.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Dividends		$ 4,859
Interest		289,446
Income from Fidelity Central Funds		48,512
Total income		342,817

Expenses
Management fee	$ 30,882
Transfer agent fees	8,753
Distribution fees	19,363
Accounting fees and expenses	1,385
Custodian fees and expenses	306
Independent trustees' compensation	19
Registration fees	328
Audit	108
Legal	39
Interest	2
Miscellaneous	38
Total expenses before reductions	61,223
Expense reductions	(128)	61,095
Net investment income		281,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,456
Foreign currency transactions	1,263
Swap agreements	1,175
Total net realized gain (loss)		97,894
Change in net unrealized appreciation (depreciation) on: Investment securities	(112,630)
Assets and liabilities in foreign currencies	(12)
Swap agreements	5,058
Delayed delivery commitments	124
Total change in net unrealized appreciation (depreciation)		(107,460)
Net gain (loss)		(9,566)
Net increase (decrease) in net assets resulting from operations		$ 272,156

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 281,722	$ 200,671
Net realized gain (loss)	97,894	25,569
Change in net unrealized appreciation (depreciation)	(107,460)	65,522
Net increase (decrease) in net assets resulting from operations	272,156	291,762
Distributions to shareholders from net investment income	(276,727)	(195,256)
Distributions to shareholders from net realized gain	(64,264)	(17,694)
Total distributions	(340,991)	(212,950)
Share transactions - net increase (decrease)	1,390,464	1,127,698
Total increase (decrease) in net assets	1,321,629	1,206,510

Net Assets
Beginning of period	4,682,909	3,476,399
End of period (including undistributed net investment income of $6,580 and undistributed net investment income of $8,150, respectively)	$ 6,004,538	$ 4,682,909

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.54	$ 11.93	$ 11.63	$ 10.34
Income from Investment Operations
Net investment income C	.616	.600	.571	.600	.617
Net realized and unrealized gain (loss)	(.019)	.248	(.255)	.445	1.321
Total from investment operations	.597	.848	.316	1.045	1.938
Distributions from net investment income	(.607)	(.583)	(.551)	(.575)	(.648)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.737)	(.628)	(.706)	(.745)	(.648)
Net asset value, end of period	$ 11.62	$ 11.76	$ 11.54	$ 11.93	$ 11.63
Total ReturnA,B	5.22%	7.54%	2.75%	9.31%	19.20%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	1.01%	.97%	.99%	1.00%	1.01%
Expenses net of all reductions	1.01%	.97%	.99%	1.00%	1.00%
Net investment income	5.27%	5.18%	4.92%	5.20%	5.58%
Supplemental Data
Net assets, end of period (in millions)	$ 1,931	$ 954	$ 647	$ 372	$ 187
Portfolio turnover rateE	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.54	$ 11.92	$ 11.62	$ 10.33
Income from Investment Operations
Net investment incomeC	.620	.594	.564	.593	.604
Net realized and unrealized gain (loss)	(.021)	.248	(.245)	.443	1.322
Total from investment operations	.599	.842	.319	1.036	1.926
Distributions from net investment income	(.609)	(.577)	(.544)	(.566)	(.636)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.739)	(.622)	(.699)	(.736)	(.636)
Net asset value, end of period	$ 11.62	$ 11.76	$ 11.54	$ 11.92	$ 11.62
Total ReturnA,B	5.24%	7.49%	2.77%	9.23%	19.09%
Ratios to Average Net AssetsD,F
Expenses before reductions	.99%	1.02%	1.05%	1.07%	1.11%
Expenses net of fee waivers, if any	.99%	1.02%	1.05%	1.07%	1.11%
Expenses net of all reductions	.99%	1.02%	1.05%	1.07%	1.11%
Net investment income	5.29%	5.13%	4.86%	5.13%	5.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,983	$ 2,049	$ 1,427	$ 808	$ 515
Portfolio turnover rateE	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.57	$ 11.95	$ 11.65	$ 10.35
Income from Investment Operations
Net investment incomeC	.533	.511	.486	.513	.533
Net realized and unrealized gain (loss)	(.022)	.247	(.249)	.441	1.330
Total from investment operations	.511	.758	.237	.954	1.863
Distributions from net investment income	(.521)	(.493)	(.462)	(.484)	(.563)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.651)	(.538)	(.617)	(.654)	(.563)
Net asset value, end of period	$ 11.65	$ 11.79	$ 11.57	$ 11.95	$ 11.65
Total ReturnA,B	4.44%	6.70%	2.06%	8.45%	18.38%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.74%	1.76%	1.78%	1.78%	1.77%
Expenses net of fee waivers, if any	1.74%	1.75%	1.75%	1.78%	1.77%
Expenses net of all reductions	1.74%	1.75%	1.75%	1.78%	1.77%
Net investment income	4.54%	4.40%	4.16%	4.42%	4.81%
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 342	$ 342	$ 319	$ 287
Portfolio turnover rateE	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.53	$ 11.91	$ 11.61	$ 10.32
Income from Investment Operations
Net investment incomeC	.526	.503	.475	.505	.525
Net realized and unrealized gain (loss)	(.020)	.238	(.246)	.444	1.320
Total from investment operations	.506	.741	.229	.949	1.845
Distributions from net investment income	(.516)	(.486)	(.454)	(.479)	(.555)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.646)	(.531)	(.609)	(.649)	(.555)
Net asset value, end of period	$ 11.60	$ 11.74	$ 11.53	$ 11.91	$ 11.61
Total ReturnA,B	4.42%	6.57%	1.99%	8.43%	18.24%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.78%	1.81%	1.82%	1.82%	1.84%
Expenses net of fee waivers, if any	1.78%	1.81%	1.82%	1.82%	1.84%
Expenses net of all reductions	1.78%	1.81%	1.82%	1.82%	1.84%
Net investment income	4.50%	4.34%	4.09%	4.37%	4.74%
Supplemental Data
Net assets, end of period (in millions)	$ 866	$ 683	$ 540	$ 405	$ 277
Portfolio turnover rateE	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.63	$ 12.02	$ 11.71	$ 10.40
Income from Investment Operations
Net investment incomeB	.652	.627	.599	.627	.635
Net realized and unrealized gain (loss)	(.027)	.252	(.262)	.449	1.338
Total from investment operations	.625	.879	.337	1.076	1.973
Distributions from net investment income	(.635)	(.604)	(.572)	(.596)	(.663)
Distributions from net realized gain	(.130)	(.045)	(.155)	(.170)	-
Total distributions	(.765)	(.649)	(.727)	(.766)	(.663)
Net asset value, end of period	$ 11.72	$ 11.86	$ 11.63	$ 12.02	$ 11.71
Total ReturnA	5.42%	7.76%	2.91%	9.53%	19.44%
Ratios to Average Net AssetsC,E
Expenses before reductions	.77%	.79%	.81%	.81%	.87%
Expenses net of fee waivers, if any	.77%	.79%	.81%	.81%	.87%
Expenses net of all reductions	.76%	.79%	.80%	.81%	.87%
Net investment income	5.52%	5.36%	5.10%	5.38%	5.71%
Supplemental Data
Net assets, end of period (in millions)	$ 889	$ 655	$ 520	$ 424	$ 291
Portfolio turnover rateD	149%	81%	109%	94%	153%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 143,538
Unrealized depreciation	(112,360)
Net unrealized appreciation (depreciation)	31,178
Undistributed ordinary income	28,761
Undistributed long-term capital gain	7,386

Cost for federal income tax purposes	$ 6,365,013

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 321,590	$ 199,188
Long-term Capital Gains	19,401	13,762
Total	$ 340,991	$ 212,950

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,220,957 and $2,551,985, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 3,067	$ 683
Class T	0%	.25%	5,524	253
Class B	.65%	.25%	3,020	2,182
Class C	.75%	.25%	7,752	2,181
			$ 19,363	$ 5,299

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 528
Class T	145
Class B*	693
Class C*	120
$ 1,486

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,300.17
Class T	3,017.14
Class B	790.24
Class C	1,357.18
Institutional Class	1,289.16
	$ 8,753

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,371. The weighted average interest rate was 4.88%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $78.

Annual Report

9. Expense Reductions - continued

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 23
Class T	6
Class C	1
Institutional Class	6
$ 36

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other - continued

business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 69,443	$ 39,561
Class T	114,586	85,776
Class B	14,875	14,254
Class C	34,291	25,171
Institutional Class	43,532	30,494
Total	$ 276,727	$ 195,256
From net realized gain
Class A	$ 19,657	$ 3,611
Class T	22,248	7,750
Class B	3,708	1,297
Class C	9,265	2,586
Institutional Class	9,386	2,450
Total	$ 64,264	$ 17,694

Annual Report

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	105,260	40,212	$ 1,231,222	$ 466,984
Reinvestment of distributions	6,633	3,038	77,535	35,402
Shares redeemed	(26,839)	(18,183)	(314,378)	(210,949)
Net increase (decrease)	85,054	25,067	$ 994,379	$ 291,437
Class T
Shares sold	61,556	77,408	$ 723,556	$ 898,907
Reinvestment of distributions	11,119	7,566	130,043	88,116
Shares redeemed	(76,260)	(34,402)	(891,357)	(398,985)
Net increase (decrease)	(3,585)	50,572	$ (37,758)	$ 588,038
Class B
Shares sold	5,950	6,165	$ 69,926	$ 71,729
Reinvestment of distributions	1,194	980	13,990	11,432
Shares redeemed	(7,422)	(7,683)	(87,195)	(89,296)
Net increase (decrease)	(278)	(538)	$ (3,279)	$ (6,135)
Class C
Shares sold	26,139	20,716	$ 306,154	$ 240,191
Reinvestment of distributions	2,725	1,708	31,803	19,867
Shares redeemed	(12,340)	(11,121)	(144,301)	(128,793)
Net increase (decrease)	16,524	11,303	$ 193,656	$ 131,265
Institutional Class
Shares sold	37,630	32,933	$ 445,192	$ 385,367
Reinvestment of distributions	3,340	2,240	39,395	26,269
Shares redeemed	(20,371)	(24,654)	(241,121)	(288,543)
Net increase (decrease)	20,599	10,519	$ 243,466	$ 123,093

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 29, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services).
Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Name, Age; Principal Occupation
Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Heath, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Strategic Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-
present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-
2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Ren Y. Cheng (50)

Year of Election or Appointment: 2007

Vice President of Advisor Strategic Income. Mr. Cheng also serves as Vice President of certain Asset Allocation Funds (2007-present). Mr. Cheng is Chief Investment Officer of the Global Asset Allocation group (2007-present). Mr. Cheng also serves as Vice President of FMR and FMR Co., Inc. Mr. Cheng served as Managing Director of the Global Asset Allocation group (2005-2007). Previously, Mr. Cheng served as a portfolio manager for the Fidelity Freedom Funds.

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of Advisor Strategic Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor Strategic Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of Fidelity Distributors Corporation (FDC) (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Strategic Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Strategic Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Strategic Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Strategic Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Strategic Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Strategic Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Strategic Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Strategic Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Strategic Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Advisor Strategic Income Fund: Institutional Class voted to pay on February 19, 2008, to shareholders of record at the opening of business on February 15, 2008, a distribution of $0.07 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007 $22,210,317 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $194,970,909 of distributions paid during the period January 1, 2007 to December 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

SII-UANN-0208
1.787728.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Strategic Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Strategic Income Fund	$80,000	$67,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,500,000	$6,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Strategic Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Strategic Income Fund	$6,300	$3,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Strategic Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by Deloitte Entities of $680,000A and $720,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A,B
Covered Services	$5,000	$5,000
Non-Covered Services	$675,000	$715,000
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 7, 2008